1933 Act No. 333-42181
                                                      1940 Act No. 811-08555



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 19                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 20                                                       [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company

                               1209 Orange Street

                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on May 30, 2003 pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 19
                                       TO

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 19 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                     ------

Prospectus for Classes A, B, C and I shares of Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund is contained herein.

Prospectus for Classes S and S1 shares of Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund is contained herein.

Prospectus for Class A shares of Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund is contained herein.

Prospectus for Class S shares of Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market
Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen US Government Money Market Fund is contained herein.

                                     PART B

                                     ------

Statement of Additional  Information  for Evergreen  California  Municipal Money
Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen US Government Money Market Fund is contained herein.

                                     PART C

                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Advisor

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                               CLASS A PROSPECTUS

                                                      Prospectus, June 1, 2003
Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen U.S. Government Money Market Fund

Class A

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...........................................1
Evergreen California  Municipal Money Market Fund ...............2
Evergreen  Money Market Fund.....................................4
Evergreen  Municipal Money Market Fund ..........................6
Evergreen New York Municipal Money Market Fund ..................8
Evergreen U.S. Government Money Market Fund .....................10

GENERAL INFORMATION:

The Funds' Investment Advisor....................................12
Calculating the Share Price......................................12
How to Choose an Evergreen Fund..................................12
How to Choose  the Share Class That Best Suits You ..............12
How to Buy Shares ...............................................13
How to Redeem Shares ............................................14
Other Services ..................................................15
The Tax Consequences of Investing in the Funds...................15
Fees and Expenses of the Funds...................................16
Financial Highlights ............................................17
Other Fund Practices.............................................22

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax and Evergreen California Municipal Money Market Fund and Evergreen New York
Municipal Money Market Fund also seek current income which is exempt from regular federal income tax and applicable state taxes. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:
o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:
Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

MONEY MARKET FUNDS 1

California Municipal Money Market Fund

FUND FACTS:

Goals:

High Current Income Exempt from Federal and California State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class A

Investment Advisor:
Evergreen Investment ManagementCompany, LLC

NASDAQ Symbol:
ECMXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class A shares of the Fund in the calendar year since the Class A shares' inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.93

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.26 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.20 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.15%.

================================================================================

The next table lists the Fund's average annual total return for the Class A shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class A       9/24/2001                           0.93 %     N/A       N/A          1.00 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.45 %                   0.30 %           0.21 %                 0.96 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.88% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                                           Class A
==============================================================================================================================
==============================================================================================================================

1 year                                                           $ 98
==============================================================================================================================
==============================================================================================================================

3 years                                                          $ 306
==============================================================================================================================
==============================================================================================================================

5 years                                                          $ 531
==============================================================================================================================
==============================================================================================================================

10 years                                                         $ 1,178
==============================================================================================================================

MONEY MARKET FUNDS  3

Money Market Fund

FUND FACTS:

Goals:

High Current Income
Preservation of Capital
Liquidity

Principal Investments:

Money Market Instruments
Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:
Class A

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EMAXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

3.22          3.98        5.37         4.90        4.99         4.95        4.62         5.80        3.58        1.20
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.49 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.24 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.15%.

================================================================================

The next table lists the Fund's average annual total return for the Class A shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 11/2/1987
==============================================================================================================================
==============================================================================================================================

Class A       1/4/1995                            1.20 %     4.02 %    4.25 %       5.21 %
==============================================================================================================================

1. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class A have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class A       0.39 %                   0.30 %           0.22 %                 0.91 %
==============================================================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.89% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                                           Class A
==============================================================================================================================
==============================================================================================================================

1 year                                                           $ 93
==============================================================================================================================
==============================================================================================================================

3 years                                                          $ 290
==============================================================================================================================
==============================================================================================================================

5 years                                                          $ 504
==============================================================================================================================
==============================================================================================================================

10 years                                                         $ 1,120
==============================================================================================================================

MONEY MARKET FUNDS  5

Municipal Money Market Fund

FUND FACTS:

Goals:

High Current  Income
Exempt from Federal  Income Tax
Preservation  of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class A

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EXAXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.48          2.76        3.48         3.08        3.18         3.10        2.87         3.70        2.37        0.97
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 0.97 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.21 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.15%.

================================================================================

The next table lists the Fund's average annual total return for the Class A shares over the past one, five and ten years and since inception.
This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 11/2/1988
==============================================================================================================================
==============================================================================================================================

Class A       1/5/1995                            0.97 %     2.60 %    2.80 %       3.51 %
==============================================================================================================================

1. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class A have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.41 %                   0.30 %           0.15 %                  0.86 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                                           Class A
==============================================================================================================================
==============================================================================================================================

1 year                                                           $ 88
==============================================================================================================================
==============================================================================================================================

3 years                                                          $ 274
==============================================================================================================================
==============================================================================================================================

5 years                                                          $ 477
==============================================================================================================================
==============================================================================================================================

10 years                                                         $ 1,061
==============================================================================================================================


MONEY MARKET FUNDS 7

New York Municipal Money Market Fund

FUND FACTS:

Goals:

High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class A

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
ENYXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of the New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class A shares of the Fund in the calendar year since the Class A shares' inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.82

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.24 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.15 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.13%.

================================================================================

The next table lists the Fund's average annual total return for the Class A shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class A       9/24/2001                           0.82 %     N/A       N/A          0.87 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.40 %                   0.30 %           0.23 %                 0.93 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.88% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                                           Class A
==============================================================================================================================
==============================================================================================================================

1 year                                                           $ 95
==============================================================================================================================
==============================================================================================================================

3 years                                                          $ 296
==============================================================================================================================
==============================================================================================================================

5 years                                                          $ 515
==============================================================================================================================
==============================================================================================================================

10 years                                                         $ 1,143
==============================================================================================================================

MONEY MARKET FUNDS  9

U.S. Government Money Market Fund

FUND FACTS:

Goals:
High Current Income
Preservation of Capital
Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class A

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EGAXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class A shares of the Fund in the calendar year since the Class A shares' inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 1.07

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2002                         + 0.31 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.19 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.12%.

================================================================================

The next table lists the Fund's average annual total return for the Class A shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 6/26/2001
==============================================================================================================================
==============================================================================================================================

Class A       6/26/2001                           1.07 %     N/A       N/A          1.52 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.40 %                   0.30 %           0.34 %                 1.04 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.88% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                                           Class A
==============================================================================================================================
==============================================================================================================================

1 year                                                           $ 106
==============================================================================================================================
==============================================================================================================================

3 years                                                          $ 331
==============================================================================================================================
==============================================================================================================================

5 years                                                          $ 574
==============================================================================================================================
==============================================================================================================================

10 years                                                         $ 1,271
==============================================================================================================================

MONEY MARKET FUNDS  11

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================================================================

Fund                                                          % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

California Municipal Money Market Fund                        0.37 %
==============================================================================================================================
==============================================================================================================================

Money Market Fund                                             0.39 %
==============================================================================================================================
==============================================================================================================================

Municipal Money Market Fund                                   0.41 %
==============================================================================================================================
==============================================================================================================================

New York Municipal Money Market Fund                          0.35 %
==============================================================================================================================
==============================================================================================================================

U.S. Government Money Market Fund                             0.40 %
==============================================================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes. Only Class A shares are offered in this prospectus.

Class A

Each Fund offers Class A shares at NAV without a front-end sales charge. However, Class A shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class A shares of the Funds. When exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the account has been subject to a previous sales charge. This sales charge only applies to Class A shares of an Evergreen money market fund.

MONEY MARKET FUNDS  12

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

==============================================================================================================================

                                    Minimum Initial Purchase of Class A Shares           Minimum Additional Purchases
==============================================================================================================================
==============================================================================================================================

Regular Accounts                    $ 1,000                                              None
==============================================================================================================================
==============================================================================================================================

IRAs                                $ 250                                                None
==============================================================================================================================
==============================================================================================================================

Systematic Investment Plan          $ 50                                                 $25/monthly
==============================================================================================================================

==============================================================================================================================

Method         Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
               o        Complete and sign the account application.    o        Make your check payable to Evergreen Funds.
By Mail or              Applications may be downloaded off our        o        Write a note specifying:
through an              website at www.evergreeninvestments.com.      |X|      the Fund name
Investment     o        Make the check payable to Evergreen Funds.    |X|      share class
Professional            Cash, credit cards, third party checks,       |X|      your account number
                        credit card checks or money orders will not   |X|      the name(s) in which the account is
                        be accepted.                                                    registered
               o        Mail the application and your check to the    o        Mail to the address to the left or deliver to
                        address below:                                         your investment professional (provided he or
                                                                               she has a broker-dealer arrangement with
                        Postal Service Address:                                EDI).


                        Evergreen Investments
                        P.O. Box 8400
                        Boston, MA 02266-8400


                        Overnight Address:


                        Evergreen Investments
                        66 Brooks Drive, Suite 8400
                        Braintree, MA 02184-3800

               o        Or  deliver   them  to  your   investment   professional
                        (provided he or she has a broker-dealer arrangement with
                        EDI).

==============================================================================================================================
==============================================================================================================================
               o        Call 1-800-343-2898 to set up an account      o        Call the Evergreen Express Line at
By Phone                number and get wiring instructions.                    1-800-346-3858 24 hours a day or to speak
               o        Instruct your bank to wire or transfer your            with an Evergreen Funds service
                        purchase (they may charge a wiring fee).               representative call 1-800-343-2898 between 8
               o        Complete the account application and mail              a.m. and 6 p.m. Eastern time, on any business
                        to:                                                    day.
                                                                      o        If your bank account is set up on file, you
                        Postal Service Address:                                can request either:
                                                                      |X|      Federal Funds Wire (offers immediate access
                                                                                        to funds) or
                        Evergreen Investments                         |X|      Electronic transfer through the Automated
                        P.O. Box 8400                                                   Clearing House which avoids wiring
                        Boston, MA 02266-8400                                           fees.


                        Overnight Address:


                        Evergreen Investments
                        66 Brooks Drive, Suite 8400
                        Braintree, MA 02184-3800

               o        Trades accepted after 2 p.m. Eastern time
                        for Money Market Fund and U.S. Government
                        Money Market Fund and 12 Noon Eastern time
                        for California Municipal Money Market Fund,
                        Municipal Money Market Fund and New York
                        Municipal Money Market Fund on market
                        trading days will receive dividends starting
                        on the next market trading day. 1
==============================================================================================================================
==============================================================================================================================
By Exchange    o        You can  make an  additional  investment  by  exchange
                        from an existing  Evergreen  Funds  account by By
                        Exchange  contacting  your  investment professional
                        or an Evergreen Funds service representative, calling
                        the

                        Evergreen Express Line at 1-800-346-3858 or by visiting our website at www.evergreeninvestments.com.2

               o You can only exchange shares from your account within the same class and under the same registration.

               o There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.3
               o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1

               o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

               o        Exchanges between accounts which do not have identical
                        ownership must be made in writing with a signature
                        guarantee. (See "Exceptions: Redemption Requests That
                        Require A Signature Guarantee" on the next page.)
==============================================================================================================================
==============================================================================================================================
               o        You can transfer money automatically from     o        To establish automatic investing for an
Systematic              your bank account into your Fund account on            existing account, call 1-800-343-2898 for an
Investment              a monthly or quarterly basis.                          application.
Plan (SIP)     o        Initial investment minimum is $50 if you      o        The minimum is $25 per month or $75 per
                        invest at least $25 per month with this                quarter.
                        service.                                      o        You can also establish an investing program
               o        To enroll, check off the box on the account            through direct deposit from your paycheck.
                        application and provide:                               Call 1-800-343-2898 for details.
               |X|      your bank account information
               |X|      the amount and date of your monthly or
                                 quarterly investment.
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

3. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

MONEY MARKET FUNDS  13

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods           Requirements

==============================================================================================================================
==============================================================================================================================
                  o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                    funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                  |X|      wire the proceeds into your bank account (service charges may apply)
                  |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                  |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for  your  protection.  We are  not  responsible  for
                           acting on telephone orders we believe are genuine.

                  o        See "Exceptions:  Redemption  Requests That Require a
                           Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us

                           Postal Service Address:


                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400


                           Overnight Address:


                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                  |X|      list the Fund name and the account number
                  |X|      indicate the number of shares or dollar value you wish to redeem
                  |X|      be signed by the registered owner(s)
                  o        See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o To  redeem  from an IRA or other  retirement  account,  call
1.800.343.2898 for special instructions.

==============================================================================================================================
==============================================================================================================================
                  o       You  may  also  redeem  your  shares  by  contacting   your investment   professional   or  an
Reedeem Your              Evergreen funds   Redeem   Your   service representative. Shares in Person o A fee may be charged
shares in Person          for this service.

==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
 o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

MONEY MARKET FUNDS  14

OTHER SERVICES

Evergreen Express Line

1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING

IN THE FUNDS

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

MONEY MARKET FUNDS  15

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class and all or a portion of these fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

MONEY MARKET FUNDS  16

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in Class A of the Funds offered in this prospectus - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For the fiscal years or periods ended prior to January 31, 2000, the tables for Money Market Fund and Municipal Money Market Fund were derived from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

California Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.92 %                   0.40 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 122,687                $ 117,217
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.88 %                   0.89 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.88 %                   1.12 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS  17

Money Market Fund

===============================================================================================================================
==============================================================================================================================

                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                            2003           2002         2001        2000         1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                        $ 1.00         $ 1.00       $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                       0.01           0.03         0.06        0.05         0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                       - 0.01         - 0.03       - 0.06      - 0.05       - 0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                              $ 1.00         $ 1.00       $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                1.14 %         3.20 %       5.84 %      4.68 %       4.90 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                        $ 10,628       $ 9,605      $ 2,302     $ 8,931      $ 5,210
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                  0.89 %         0.88 %       0.84 %      0.83 %       0.85 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                       1.12 %         2.42 %       5.54 %      4.63 %       4.78 %
==============================================================================================================================

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

MONEY MARKET FUNDS  18

Municipal Money Market Fund

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.04        0.03        0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.04      - 0.03      - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     0.95 %       2.18 %      3.69 %      2.90 %      3.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 1,237      $ 953       $ 126       $ 708       $ 737
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       0.86 %       0.88 %      0.86 %      0.86 %      0.87 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.89 %       1.47 %      3.59 %      2.84 %      3.02 %
==============================================================================================================================

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

MONEY MARKET FUNDS  19

New York Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.82 %                   0.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 101,114                $ 94,200
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.88 %                   0.88 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.79 %                   0.92 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS  20

U.S. Government Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                    0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                  - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.01 %                  1.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 3,979,856             $ 3,774,155
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.88 %                  0.88 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.00 %                  1.57 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  21

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund and New York Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

MONEY MARKET FUNDS  22

                                     NOTES



MONEY MARKET FUNDS  23

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey  Municipal Bond Fund
North Carolina Municipal  Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

MONEY MARKET FUNDS 24

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder Services

Call 1.800.343.2898

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account


Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter

Evergreen Funds P.O. Box 8400 Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail

Evergreen Funds 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line

EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify  Evergreen funds of any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016. 559021 RV2 (6/03)

SEC File No.: 811-08555
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                             CLASS ABCI PROSPECTUS

Prospectus, June 1, 2003

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund


Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks..........................................1
Evergreen  California Municipal Money Market Fund ..............2
Evergreen Florida  Municipal Money Market Fund .................4
Evergreen Money Market Fund ....................................6
Evergreen Municipal Money Market Fund  .........................8
Evergreen  New Jersey Municipal Money Market  Fund .............10
Evergreen New York Municipal Money Market Fund .................12
Evergreen Pennsylvania  Municipal Money Market Fund.............14
Evergreen Treasury Money Market Fund ...........................16
Evergreen U.S. Government Money Market Fund.....................18

GENERAL INFORMATION:

The Funds' Investment Advisor...................................20
Calculating the Share Price.....................................20
How to Choose an Evergreen Fund.................................20
How to Choose  the Share  Class That Best Suits You ............20
How to Buy  Shares .............................................23
How to Redeem Shares ...........................................24
Other Services .................................................25
The Tax Consequences of Investing in the Funds .................25
Fees and Expenses of the Funds .................................26
Financial Highlights ...........................................27
Other Fund Practices............................................38

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax and Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from regular federal income tax and applicable state taxes. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

         How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:
o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

MONEY MARKET FUNDS  1

California Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and California State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
ECMXX (Class A)
ECUXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS 2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class I shares of the Fund in the calendar year since the Class I inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 1.23

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.33 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.27 %
==============================================================================================================================
==============================================================================================================================


Year-to-date total return through 3/31/2003 is +0.22%.


================================================================================
The next table lists the Fund's average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class A       9/24/2001                           0.93 %     N/A       N/A          1.00 %
==============================================================================================================================
==============================================================================================================================

Class I       9/24/2001                           1.23 %     N/A       N/A          1.38 %
==============================================================================================================================


To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.45 %                   0.30 %           0.21 %                 0.96 %
==============================================================================================================================
==============================================================================================================================

Class I       0.45 %                   0.00 %           0.21 %                 0.66 %
==============================================================================================================================


1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.88% for Class A, and 0.58% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================>

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 98                                     $ 67
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 306                                    $ 211
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 531                                    $ 368
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 1,178                                  $ 822
==============================================================================================================================

MONEY MARKET FUNDS 3

Florida Municipal Money Market Fund

FUND FACTS:

Goals:

High Current Income Exempt from Federal and Florida State Taxes
Preservation of Capital
Liquidity
Stability of Principal

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
EFIXX (Class A)
EFMXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

         Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o Interest Rate Risk o Credit Risk o Concentration Risk o Non-Diversification Risk

For more information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                            2.66         3.49        2.21        0.91
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 0.93 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.19 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.21%.

================================================================================

         The next table lists the Fund's average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. Average Annual Total Return (for the period ended 12/31/2002) 1


==============================================================================================================================


              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class A       10/26/1998                         0.91 %     N/A        N/A         2.33 %
==============================================================================================================================
==============================================================================================================================

Class I       12/29/1998                         1.22 %     N/A        N/A         2.63 %
==============================================================================================================================

1. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class I would have been higher.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.41 %                   0.30 %           0.16 %                  0.87 %
==============================================================================================================================
==============================================================================================================================

Class I       0.41 %                   0.00 %           0.16 %                  0.57 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 89                                     $ 58
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 278                                    $ 183
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 482                                    $ 318
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 1,073                                  $ 714
==============================================================================================================================

MONEY MARKET FUNDS   5

Money Market Fund

FUND FACTS:

Goals:
High Current Income
Preservation of Capital
Liquidity

Principal Investments:
Money Market Instruments Short-term Corporate Debt Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
EMAXX (Class A)
EMBXX (Class B)
EMCXX (Class C)
EGMXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests  principally in money market securities including  short-term
corporate  debt  obligations  (such  as  fixed,   variable  or  floating  rate
securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

         In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS 6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.


Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

3.22          3.98        5.66         5.22        5.31         5.26        4.93         6.11        3.89        1.48
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.57 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.31 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.21%.

================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year      5 year     10 year     Performance Since 11/2/1987
==============================================================================================================================
==============================================================================================================================

Class A       1/4/1995                           1.20 %      4.02 %     4.25 %      5.21 %
==============================================================================================================================
==============================================================================================================================

Class B       1/26/1995                          - 4.52 %    2.94 %     3.67 %      4.82 %
==============================================================================================================================
==============================================================================================================================

Class C       8/1/1997                           - 1.51 %    3.08 %     3.94 %      5.00 %
==============================================================================================================================
==============================================================================================================================

Class I       11/2/1987                          1.48 %      4.32 %     4.50 %      5.37 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                                Class  Class   Class  Class
                                                                                                A      B       C      I
==============================================================================================================================
==============================================================================================================================


Maximum deferred sales charge (as a % of either the redemption amount or initial investment,    None   5.00 %  1.00 % None
whichever is lower)
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                            None   None    1.00 % None
==============================================================================================================================


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================


              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================
Class A       0.39 %                   0.30 %           0.22 %                 0.91 %
==============================================================================================================================
==============================================================================================================================

Class B       0.39 %                   1.00 %           0.22 %                 1.61 %
==============================================================================================================================
==============================================================================================================================

Class C       0.39 %                   1.00 %           0.22 %                 1.61 %
==============================================================================================================================
==============================================================================================================================

Class I       0.39 %                   0.00 %           0.22 %                 0.61 %
==============================================================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Class B shares, and Class C shares, Total Fund Operating Expenses were 0.89% for Class A, and 1.60% for Class B and Class C.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 93            $ 664            $ 362            $ 62            $ 164                $ 262
==============================================================================================================================
==============================================================================================================================

3 years           $ 290           $ 808            $ 603            $ 195           $ 508                $ 603
==============================================================================================================================
==============================================================================================================================

5 years           $ 504           $ 1,076          $ 967            $ 340           $ 876                $ 967
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,120         $ 1,724          $ 1,992          $ 762           $ 1,724              $ 1,992
==============================================================================================================================

MONEY MARKET FUNDS   7

Municipal Money Market Fund

FUND FACTS:

Goals:
High Current  Income  Exempt from  Federal  Income Tax
Preservation  of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
EXAXX (Class A)
EVTXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS   8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.48          2.76        3.76         3.39        3.49         3.40        3.18         4.01        2.67        1.27
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.05 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.28 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.22%.

================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 11/2/1988
==============================================================================================================================
==============================================================================================================================

Class A       1/5/1995                            0.97 %     2.60 %    2.80 %       3.51 %
==============================================================================================================================
==============================================================================================================================

Class I       11/2/1988                           1.27 %     2.90 %    3.04 %       3.68 %
==============================================================================================================================

1. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.41 %                   0.30 %           0.15 %                  0.86 %
==============================================================================================================================
==============================================================================================================================

Class I       0.41 %                   0.00 %           0.15 %                  0.56 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 88                                     $ 57
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 274                                    $ 179
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 477                                    $ 313
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 1,061                                  $ 701
==============================================================================================================================

MONEY MARKET FUNDS   9

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and New Jersey State Income Taxes Preservation of Capital
Liquidity Stability of Principal

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
ENJXX (Class A)
EJMXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS   10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                      2.54         3.46        2.28        0.92
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 0.91 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.19 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.14%.

================================================================================

The next table lists the Fund's average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.
Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class A       10/26/1998                         0.92 %     N/A        N/A         2.31 %
==============================================================================================================================
==============================================================================================================================

Class I       4/5/1999                           1.22 %     N/A        N/A         2.58 %
==============================================================================================================================

1. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class I would have been higher.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.41 %                   0.30 %           0.15 %                  0.86 %
==============================================================================================================================
==============================================================================================================================

Class I       0.41 %                   0.00 %           0.15 %                  0.56 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================
1 year                                      $ 88                                     $ 57
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 274                                    $ 179
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 477                                    $ 313
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 1,061                                  $ 701
==============================================================================================================================

MONEY MARKET FUNDS   11

New York Municipal Money Market Fund

FUND FACTS:

Goals:
High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
ENYXX (Class A)
ENIXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of the New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  12

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class I shares of the Fund in the calendar year since the Class I inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 1.13

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.31 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.22 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.20%.

================================================================================


The next table lists the Fund's average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.
Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class A       9/24/2001                           0.82 %     N/A       N/A          0.87 %
==============================================================================================================================
==============================================================================================================================

Class I       9/24/2001                           1.13 %     N/A       N/A          1.18 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.40 %                   0.30 %           0.23 %                 0.93 %
==============================================================================================================================
==============================================================================================================================

Class I       0.40 %                   0.00 %           0.23 %                 0.63 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.88% for Class A, and 0.58% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 95                                     $ 64
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 296                                    $ 202
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 515                                    $ 351
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 1,143                                  $ 786
==============================================================================================================================

MONEY MARKET FUNDS   13

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and Pennsylvania State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
EPPXX (Class A)
EPAXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS   14

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.12          2.54        3.66         3.07        3.22         3.09        2.96         3.84        2.59        1.31
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.01 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.29 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.22%.

================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 8/15/1991
==============================================================================================================================
==============================================================================================================================

Class A       8/22/1995                           1.13 %     2.61 %    2.75 %       2.82 %
==============================================================================================================================
==============================================================================================================================

Class I       8/15/1991                           1.31 %     2.75 %    2.84 %       2.89 %
==============================================================================================================================

1. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.36 %                   0.30 %           0.11 %                  0.77 %2
==============================================================================================================================
==============================================================================================================================

Class I       0.36 %                   0.00 %           0.11 %                  0.47 %
==============================================================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.66% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 79                                     $ 48
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 246                                    $ 151
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 428                                    $ 263
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 954                                    $ 591
==============================================================================================================================

MONEY MARKET FUNDS   15

Treasury Money Market Fund

FUND FACTS:

Goals:
Stability of Principal Current Income

Principal Investments:
Short-term U.S. Treasury Obligations
Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Classes of Shares Offered in this Prospectus:
Class A
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
ETAXX (Class A)
ETYXX (Class I)


Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

         The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  16

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

3.04          4.06        5.69         5.09        5.22         5.14        4.65         5.91        3.66        1.52
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.54 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.28 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.21%.

================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1991
==============================================================================================================================
==============================================================================================================================

Class A       3/6/1991                            1.21 %     3.85 %     4.08 %       4.11 %
==============================================================================================================================
==============================================================================================================================

Class I       3/6/1991                            1.52 %     4.16 %     4.39 %       4.42 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class A       0.31 %                   0.30 %           0.12 %                  0.73 %
==============================================================================================================================
==============================================================================================================================

Class I       0.31 %                   0.00 %           0.12 %                  0.43 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                      Class A                                  Class I
==============================================================================================================================
==============================================================================================================================

1 year                                      $ 75                                     $ 44
==============================================================================================================================
==============================================================================================================================

3 years                                     $ 233                                    $ 138
==============================================================================================================================
==============================================================================================================================

5 years                                     $ 406                                    $ 241
==============================================================================================================================
==============================================================================================================================

10 years                                    $ 906                                    $ 542
==============================================================================================================================


MONEY MARKET FUNDS   17

U.S. Government Money Market Fund

FUND FACTS:

Goals:
High Current Income
Preservation of Capital
Liquidity

Principal Investment:
Short-term U.S. Government Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbols:
EGAXX (Class A)
EGBXX (Class B)
EGCXX (Class C)
EGGXX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS   18

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class I shares of the Fund in the calendar year since the Class I shares' inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 1.20

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.23 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.15%.

================================================================================

The next table lists the Fund's average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.
Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class            1 year      5 year     10 year     Performance Since 6/26/2001
==============================================================================================================================
==============================================================================================================================

Class A       6/26/2001                          1.07 %      N/A        N/A         1.52 %
==============================================================================================================================
==============================================================================================================================

Class B       6/26/2001                          - 4.75 %    N/A        N/A         - 1.95 %
==============================================================================================================================
==============================================================================================================================

Class C       6/26/2001                          - 1.73 %    N/A        N/A         0.04 %
==============================================================================================================================
==============================================================================================================================

Class I       6/26/2001                          1.20 %      N/A        N/A         1.68 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                                Class  Class   Class  Class
                                                                                                A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or initial investment,    None   5.00 %  1.00 % None
whichever is lower)
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                            None   None    1.00 % None
==============================================================================================================================
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class A       0.40 %                   0.30 %           0.34 %                 1.04 %
==============================================================================================================================
==============================================================================================================================

Class B       0.40 %                   1.00 %           0.34 %                 1.74 %
==============================================================================================================================
==============================================================================================================================

Class C       0.40 %                   1.00 %           0.34 %                 1.74 %
==============================================================================================================================
==============================================================================================================================

Class I       0.40 %                   0.00 %           0.34 %                 0.74 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Class B shares, and Class C shares, Total Fund Operating Expenses were 0.88% for Class A, 1.54% for Class B, and 1.48% for Class C.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 106           $ 677            $ 375            $ 76            $ 177                $ 275
==============================================================================================================================
==============================================================================================================================

3 years           $ 331           $ 848            $ 643            $ 237           $ 548                $ 643
==============================================================================================================================
==============================================================================================================================

5 years           $ 574           $ 1,144          $ 1,034          $ 411           $ 944                $ 1,034
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,271         $ 1,867          $ 2,131          $ 918           $ 1,867              $ 2,131
==============================================================================================================================

MONEY MARKET FUNDS   19

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================================================================

Fund                                                            % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

California Municipal Money Market Fund                          0.37 %
==============================================================================================================================
==============================================================================================================================

Florida Municipal Money Market Fund                             0.41 %
==============================================================================================================================
==============================================================================================================================

Money Market Fund                                               0.39 %
==============================================================================================================================
==============================================================================================================================

Municipal Money Market Fund                                     0.41 %
==============================================================================================================================
==============================================================================================================================

New Jersey Municipal Money Market Fund                          0.41 %
==============================================================================================================================
==============================================================================================================================

New York Municipal Money Market Fund                            0.35 %
==============================================================================================================================
==============================================================================================================================

Pennsylvania Municipal Money Market Fund                        0.36 %
==============================================================================================================================
==============================================================================================================================

Treasury Money Market Fund                                      0.31 %
==============================================================================================================================
==============================================================================================================================

U.S. Government Money Market Fund                               0.40 %
==============================================================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes. Only Class A, Class B, Class C and Class I shares are offered in this prospectus. To determine which classes of shares are offered by each Fund, see the Fund Facts section next to each Fund's Risk/Return Summary previously presented. Each class except Class A and Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

MONEY MARKET FUNDS   20

Class A

Each Fund offers Class A shares at NAV without a front-end sales charge. However, Class A shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class A shares of the Funds. When exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the account has been subject to a previous sales charge. This sales charge only applies to Class A shares of an Evergreen money market fund.

Class B (Money Market Fund and U.S. Government Money Market Fund Only)

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                 0.00 %
==============================================================================================================================
==============================================================================================================================

After 8 years                                                              Converts to Class A
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C (Money Market Fund and U.S. Government Money Market Fund Only)

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

==============================================================================================================================

Time Held                                                                 Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                0.00 %
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                          2.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Each Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

MONEY MARKET FUNDS   21

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.


MONEY MARKET FUNDS  22

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of      Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
==============================================================================================================================

Regular Accounts       $ 1,000                                 $ 1,000,000 1                    None
==============================================================================================================================
==============================================================================================================================

IRAs                   $ 250                                   N/A 2                            None
==============================================================================================================================
==============================================================================================================================

Systematic Investment  $ 50                                    N/A 2                            $ 25/monthly (for Classes A,
Plan                                                                                            B and C) 2
==============================================================================================================================

1. Minimum initial purchase amount does not apply to former Class Y shareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================

Method         Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
               o        Complete and sign the account application.    o        Make your check payable to Evergreen funds.
By Mail or              Applications may be downloaded off our        o        Write a note specifying:
through an              website at www.evergreeninvestments.com.      |X|      the Fund name
Investment     o        Make the check payable to Evergreen funds.    |X|      share class
Professional            Cash, credit cards, third party checks,       |X|      your account number
                        credit card checks or money orders will not   |X|      the name(s) in which the account is
                        be accepted.                                                    registered
               o        Mail the application and your check to the    o        Mail to the address to the left or deliver to
                        address below:                                         your investment professional (provided he or
                                                                               she has a broker-dealer arrangement with
                        Postal Service Address:                                EDI).


                        Evergreen Investments
                        P.O. Box 8400
                        Boston, MA 02266-8400


                        Overnight Address:


                        Evergreen Investments
                        66 Brooks Drive, Suite 8400
                        Braintree, MA 02184-3800

               o        Or  deliver   them  to  your   investment   professional
                        (provided he or she has a broker-dealer arrangement with
                        EDI).

==============================================================================================================================
==============================================================================================================================
               o        Call 1-800-343-2898 to set up an account      o        Call the Evergreen Express Line at
By Phone                number and get wiring instructions.                    1-800-346-3858 24 hours a day or to speak
               o        Instruct your bank to wire or transfer your            with an Evergreen funds service
                        purchase (they may charge a wiring fee).               representative call 1-800-343-2898 between 8
               o        Complete the account application and mail              a.m. and 6 p.m. Eastern time, on any business
                        to:                                                    day.
                                                                      o        If your bank account is set up on file, you
                        Postal Service Address:                                can request either:
                                                                      |X|      Federal Funds Wire (offers immediate access
                                                                                        to funds) or
                        Evergreen Investments                         |X|      Electronic transfer through the Automated
                        P.O. Box 8400                                                   Clearing House which avoids wiring
                        Boston, MA 02266-8400                                           fees.


                        Overnight Address:

                        Evergreen Investments
                        66 Brooks Drive, Suite 8400
                        Braintree, MA 02184-3800

               o        Trades accepted after 2 p.m. Eastern time
                        for Money Market Fund, Treasury Money Market
                        Fund and U.S. Government Money Market Fund
                        and 12 Noon Eastern time for California
                        Municipal Money Market Fund, Florida
                        Municipal Money Market Fund, Municipal Money
                        Market Fund, New Jersey Municipal Mone
                        Market Fund, New York Municipal Money Market
                        Fund and Pennsylvania Municipal Money Market
                        Fund on market trading days will receive
                        dividends starting on the next market
                        trading day. 3
==============================================================================================================================
==============================================================================================================================
               o        You can  make an  additional  investment
By Exchange             by  exchange  from an existing  Evergreen  funds
                        account by contacting  your  investment
                        professional or an Evergreen funds service
                        representative, calling the Evergreen  Express
                        Line at 1-800-346-3858 or by visiting
                        our website at www.EvergreenInvestments.com. 4

               o You can only exchange shares from your account within the same class and under the same registration.

               o There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.5

               o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 3

               o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

               o        Exchanges between accounts which do not have
                        identical ownership must be made in writing with a
                        signature guarantee. (See "Exceptions: Redemption
                        Requests That Require A Signature Guarantee" on
                        the next page.)
==============================================================================================================================
==============================================================================================================================
               o        You can transfer money automatically from     o        To establish automatic investing for an
Systematic              your bank account into your Fund account on            existing account, call 1-800-343-2898 for an
Investment              a monthly or quarterly basis.                          application.
Plan (SIP)     o        Initial investment minimum is $50 if you      o        The minimum is $25 per month or $75 per
                        invest at least $25 per month with this                quarter.
                        service.                                      o        You can also establish an investing program
               o        To enroll, check off the box on the account            through direct deposit from your paycheck.
                        application and provide:                               Call 1-800-343-2898 for details.
               |X|      your bank account information
               |X|      the amount and date of your monthly or
                                 quarterly investment.
==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

MONEY MARKET FUNDS   23

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods           Requirements

==============================================================================================================================
==============================================================================================================================
                  o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                    funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                  |X|      wire the proceeds into your bank account (service charges may apply)
                  |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                  |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for  your  protection.  We are  not  responsible  for
                           acting on telephone orders we believe are genuine.

                  o        See "Exceptions:  Redemption  Requests That Require a
                           Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400


                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                  |X|      list the Fund name and the account number
                  |X|      indicate the number of shares or dollar value you wish to redeem
                  |X|      be signed by the registered owner(s)
                  o        See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o        To  redeem  from an IRA or other  retirement  account,  call
                           1.800.343.2898 for special instructions.

==============================================================================================================================
==============================================================================================================================
Redeem Your       o        You may also redeem your shares by  contacting  your
Shares in Person           investment   professional   or  an   Evergreen
                           funds  service representative.
                  o        A fee may be charged for this service.

==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
 o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange
MONEY MARKET FUNDS   24

OTHER SERVICES

Evergreen Express Line

1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System.
We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

MONEY MARKET FUNDS   25

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes. Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

         Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class and all or a portion of these fees may be voluntarily waived from time to time. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

         Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

MONEY MARKET FUNDS   26

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds offered in this prospectus - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For the fiscal years or periods ended prior to January 31, 2000, the tables for Money Market Fund and Municipal Money Market Fund were derived from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

California Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.92 %                   0.40 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 122,687                $ 117,217
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.88 %                   0.89 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.88 %                   1.12 %4
==============================================================================================================================

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS I

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.22 %                   0.59 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 20,169                 $ 168
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.58 %                   0.58 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.99 %                   1.42 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS   27

Florida Municipal Money Market Fund

==============================================================================================================================

                                                          Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                          2003         2002          2001         2000           1999 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                      $ 1.00       $ 1.00        $ 1.00       $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                     0.01         0.02          0.03         0.03           0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                     - 0.01       - 0.02        - 0.03       - 0.03         - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                            $ 1.00       $ 1.00        $ 1.00       $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                              0.89 %       2.03 %        3.48 %       2.69 %         0.69 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                     $ 30,804     $ 60,484      $ 27,519     $ 140,403      $ 84,343
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                0.87 %       0.86 %        0.85 %       0.84 %         0.93 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                     0.79 %       1.89 %        3.39 %       2.77 %         2.66 %3
==============================================================================================================================

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003          2002        2001       2000        1999 4
==============================================================================================================================
==============================================================================================================================

CLASS I 5
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00        $ 1.00      $ 1.00     $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01          0.02        0.04       0.03        0 6


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01        - 0.02      - 0.04     - 0.03      - 0 6


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00        $ 1.00      $ 1.00     $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     1.20 %        2.34 %      3.79 %     3.01 %      0.26 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                            $ 2,785       $ 260       $ 71       $ 105       $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                       0.57 %        0.51 %      0.55 %     0.54 %      0.65 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.99 %        2.20 %      3.69 %     3.07 %      2.98 %3
==============================================================================================================================

1. For the period from October 26, 1998 (commencement of class operations), to January 31, 1999.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

4. For the period from December 29, 1998 (commencement of class operations), to January 31, 1999.

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

6. Represents an amount less than $0.005 per share.

MONEY MARKET FUNDS   28

Money Market Fund

==============================================================================================================================
==============================================================================================================================

                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                            2003           2002         2001        2000         1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                        $ 1.00         $ 1.00       $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                       0.01           0.03         0.06        0.05         0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                       - 0.01         - 0.03       - 0.06      - 0.05       - 0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                              $ 1.00         $ 1.00       $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                1.14 %         3.20 %       5.84 %      4.68 %       4.90 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                        $ 10,628       $ 9,605      $ 2,302     $ 8,931      $ 5,210
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                  0.89 %         0.88 %       0.84 %      0.83 %       0.85 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                       1.12 %         2.42 %       5.54 %      4.63 %       4.78 %
==============================================================================================================================

===============================================================================================================================
==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS B

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0 2          0.02        0.05        0.04        0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0 2        - 0.02      - 0.05      - 0.04      - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return 3                                                   0.44 %       2.48 %      5.11 %      3.95 %      4.18 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 113        $ 92        $ 52        $ 67        $ 65
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       1.59 %       1.57 %      1.54 %      1.53 %      1.55 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.41 %       2.25 %      4.95 %      3.89 %      4.09 %
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

2. Represents an amount less than $0.005 per share.

3. Excluding applicable sales charges

MONEY MARKET FUNDS   29

==============================================================================================================================
==============================================================================================================================
                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS C

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0 1          0.02        0.05        0.04        0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0 1        - 0.02      - 0.05      - 0.04      - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return 2                                                   0.44 %       2.48 %      5.11 %      3.95 %      4.18 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 23         $ 15        $ 9         $ 6         $ 5
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                       1.59 %       1.57 %      1.55 %      1.54 %      1.55 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.42 %       2.24 %      4.99 %      3.95 %      4.09 %
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

                                                             Year Ended January 31,

==============================================================================================================================
==============================================================================================================================

                                                             2003         2002         2001         2000         1999
==============================================================================================================================
==============================================================================================================================

CLASS I 4
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                        0.01         0.03         0.06         0.05         0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                        - 0.01       - 0.03       - 0.06       - 0.05       - 0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                 1.42 %       3.50 %       6.15 %       4.99 %       5.21 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                         $ 2,334      $ 2,685      $ 1,964      $ 1,908      $ 1,745
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                   0.61 %       0.56 %       0.54 %       0.53 %       0.55 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                        1.41 %       3.43 %       5.97 %       4.89 %       5.07 %
==============================================================================================================================

1. Represents an amount less than $0.005 per share.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class
I).

MONEY MARKET FUNDS   30

Municipal Money Market Fund

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.04        0.03        0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.04      - 0.03      - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     0.95 %       2.18 %      3.69 %      2.90 %      3.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 1,237      $ 953       $ 126       $ 708       $ 737
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       0.86 %       0.88 %      0.86 %      0.86 %      0.87 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.89 %       1.47 %      3.59 %      2.84 %      3.02 %
==============================================================================================================================

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS I 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.04        0.03        0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.04      - 0.03      - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     1.25 %       2.49 %      4.00 %      3.21 %      3.38 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 561        $ 489       $ 512       $ 591       $ 540
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       0.56 %       0.56 %      0.56 %      0.56 %      0.57 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            1.20 %       2.46 %      3.89 %      3.15 %      3.30 %
==============================================================================================================================

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

2. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS   31

New Jersey Municipal Money Market Fund

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.03        0.03        0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.03      - 0.03      - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     0.90 %       2.11 %      3.45 %      2.59 %      0.66 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 42         $ 37        $ 34        $ 111       $ 95
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                       0.86 %       0.85 %      0.82 %      0.84 %      0.85 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.81 %       2.01 %      3.38 %      2.57 %      2.46 %3
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2003          2002         2001         2000 4
==============================================================================================================================
==============================================================================================================================

CLASS I 5
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 1.00        $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.01          0.02         0.04         0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.01        - 0.02       - 0.04       - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 1.00        $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                            1.21 %        2.42 %       3.76 %       2.47 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                    $ 21          $ 6          $ 2          $ 2
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.56 %        0.55 %       0.53 %       0.52 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   1.04 %        2.32 %       3.69 %       3.06 %3
==============================================================================================================================

1. For the period from October 26, 1998 (commencement of class operations), to January 31, 1999.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

4. For the period from April 5, 1999 (commencement of class operations), to January 31, 2000.

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS   32

New York Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.82 %                   0.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 101,114                $ 94,200
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.88 %                   0.88 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.79 %                   0.92 %4
==============================================================================================================================

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS I

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.12 %                   0.44 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 676                    $ 3,710
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   0.57 %                   0.59 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.08 %                   1.15 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS   33

Pennsylvania Municipal Money Market Fund

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.04        0.03        0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.04      - 0.03      - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     1.10 %       2.27 %      3.66 %      2.90 %      2.96 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 31         $ 28        $ 19        $ 125       $ 96
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       0.66 %       0.64 %      0.65 %      0.60 %      0.61 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            1.03 %       2.17 %      3.59 %      2.87 %      2.90 %
==============================================================================================================================

==============================================================================================================================

                                                                 Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                 2003         2002        2001        2000        1999
==============================================================================================================================
==============================================================================================================================

CLASS I 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.01         0.02        0.04        0.03        0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.01       - 0.02      - 0.04      - 0.03      - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                     1.29 %       2.43 %      3.82 %      3.00 %      3.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                             $ 66         $ 80        $ 71        $ 62        $ 40
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                       0.47 %       0.48 %      0.49 %      0.50 %      0.52 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            1.23 %       2.31 %      3.73 %      2.98 %      3.02 %
==============================================================================================================================

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

2. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS   34

Treasury Money Market Fund

==============================================================================================================================

                                                                Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                2003        2002       2001        2000         1999
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                            $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                           0.01        0.03       0.06        0.04         0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                           - 0.01      - 0.03     - 0.06      - 0.04       - 0.05
==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                  $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                    1.14 %      3.00 %     5.65 %      4.38 %       4.75 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                            $ 773       $ 752      $ 743       $ 2,828      $ 3,366
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                      0.73 %      0.70 %     0.73 %      0.74 %       0.73 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                           1.13 %      2.98 %     5.27 %      4.28 %       4.63 %
==============================================================================================================================

==============================================================================================================================

                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                             2003         2002         2001         2000         1999
==============================================================================================================================
==============================================================================================================================

CLASS I 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                        0.01         0.03         0.06         0.05         0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                        - 0.01       - 0.03       - 0.06       - 0.05       - 0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                 1.44 %       3.31 %       5.97 %       4.69 %       5.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                         $ 1,201      $ 1,005      $ 1,032      $ 1,034      $ 1,045
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 1                                                   0.43 %       0.40 %       0.43 %       0.44 %       0.43 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                        1.42 %       3.21 %       5.78 %       4.58 %       4.89 %
==============================================================================================================================

0
1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

2. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS   35

U.S. Government Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

CLASS A

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                    0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                  - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.01 %                  1.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 3,979,856             $ 3,774,155
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.88 %                  0.88 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.00 %                  1.57 %3
==============================================================================================================================

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS B

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0 4                      0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0 4                    - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return 5                                                               0.23 %                   0.84 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 538                    $ 64
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   1.54 %                   1.75 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.15 %                   0.63 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

4. Represents an amount less than $0.005 per share.

5. Excluding applicable sales charges

MONEY MARKET FUNDS   36

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS C

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0 2                      0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0 2                    - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return 3                                                               0.23 %                   0.84 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 1,451                  $ 29
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                   1.48 %                   1.77 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.12 %                   0.63 %5
==============================================================================================================================

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS I

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.14 %                   1.45 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 102                    $ 3
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                   0.73 %                   0.68 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.79 %                   1.69 %5
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

MONEY MARKET FUNDS   37

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

MONEY MARKET FUNDS  38

                                     NOTES


MONEY MARKET FUNDS 39

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey  Municipal Bond Fund
North Carolina Municipal  Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

MONEY MARKET FUNDS 40

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder Services
Call 1.800.343.2898
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
Evergreen Funds P.O. Box 8400 Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
Evergreen Funds 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

536120 RV11 (6/03)

SEC File No.: 811-08555
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                               CLASS S PROSPECTUS

Prospectus, June 1, 2003
Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund


Class S

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...............................................1
Evergreen  California  Municipal Money Market Fund...................2
Evergreen  Florida  Municipal Money Market Fund......................4
Evergreen  Money Market Fund.........................................6
Evergreen  Municipal Money Market Fund...............................8
Evergreen  New Jersey  Municipal  Money  Market  Fund...............10
Evergreen  New York Municipal Money Market Fund.....................12
Evergreen  Pennsylvania  Municipal Money Market Fund................14
Evergreen Treasury Money Market Fund................................16
Evergreen U.S. Government Money Market Fund.........................18

GENERAL INFORMATION:

The Funds' Investment Advisor......................................20
Calculating the Share Price........................................20
How to Choose an Evergreen Fund....................................20
How to Choose the Share  Class That Best Suits You.................20
How to Buy and Redeem  Shares......................................20
Other Services.....................................................21
The Tax  Consequences of Investing in the Funds....................21
Fees and Expenses of the Funds.....................................21
Financial Highlights...............................................23
Other Fund Practices...............................................32

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax and Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from regular federal income tax and applicable state taxes. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:
o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

MONEY MARKET FUNDS 1

California Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and California State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class S shares of the Fund in the calendar year since the Class S shares inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.68

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.21 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.13 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.10%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class S       9/24/2001                           0.68 %     N/A       N/A          0.74 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class S       0.45 %                   0.60 %           0.21 %                 1.26 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.11% for Class S.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 128
================================================================================
================================================================================

3 years                                                          $ 400
================================================================================
================================================================================

5 years                                                          $ 692
================================================================================
================================================================================

10 years                                                         $ 1,523
================================================================================

MONEY MARKET FUNDS  3

Florida Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and Florida State Taxes
Preservation of Capital Liquidity Stability of Principal

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since the Class S inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                            2.66         3.33        1.90        0.61
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.90 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.11 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.06%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                          0.61 %     N/A        N/A         2.14 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.41 %                   0.60 %           0.16 %                  1.17 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 119
================================================================================
================================================================================

3 years                                                          $ 372
================================================================================
================================================================================

5 years                                                          $ 644
================================================================================
================================================================================

10 years                                                         $ 1,420
================================================================================

MONEY MARKET FUNDS  5

Money Market Fund

FUND FACTS:

Goals:
High Current Income Preservation of Capital Liquidity

Principal Investments:
Money Market Instruments Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

3.22          3.98        5.66         5.22        5.31         5.26        4.93         5.80        3.27        0.88
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.47 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.15 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 11/2/1987
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.88 %     4.01 %    4.34 %       5.27 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.39 %                   0.60 %           0.22 %                  1.21 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 123
================================================================================
================================================================================

3 years                                                          $ 384
================================================================================
================================================================================

5 years                                                          $ 665
================================================================================
================================================================================

10 years                                                         $ 1,466
================================================================================

MONEY MARKET FUNDS  7

Municipal Money Market Fund

FUND FACTS:

Goals:
High Current  Income  Exempt from  Federal  Income Tax
Preservation  of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.48          2.76        3.76         3.39        3.49         3.40        3.18         3.70        2.06        0.67
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.04 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.14 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 11/2/1988
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.67 %     2.60 %    2.89 %       3.57 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.41 %                   0.60 %           0.15 %                  1.16 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 118
================================================================================
================================================================================

3 years                                                          $ 368
================================================================================
================================================================================

5 years                                                          $ 638
================================================================================
================================================================================

10 years                                                         $ 1,409
================================================================================

MONEY MARKET FUNDS  9

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and New Jersey State Income Taxes Preservation of Capital Liquidity
Stability of Principal

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since the Class S inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                            2.54         3.31        1.97        0.62
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.90 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.12 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                          0.62 %     N/A        N/A         2.13 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.41 %                   0.60 %           0.15 %                  1.16 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 118
================================================================================
================================================================================

3 years                                                          $ 368
================================================================================
================================================================================

5 years                                                          $ 638
================================================================================
================================================================================

10 years                                                         $ 1,409
================================================================================

MONEY MARKET FUNDS  11

New York Municipal Money Market Fund

FUND FACTS:

Goals:
High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of the New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  12

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class S shares of the Fund in the calendar year since the Class S inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.52

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.16 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.08 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.05%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class S       9/24/2001                           0.52 %     N/A       N/A          0.57 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class S       0.40 %                   0.60 %           0.23 %                 1.23 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.18% for Class S.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 125
================================================================================
================================================================================

3 years                                                          $ 390
================================================================================
================================================================================

5 years                                                          $ 676
================================================================================
================================================================================

10 years                                                         $ 1,489
================================================================================

MONEY MARKET FUNDS  13

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and Pennsylvania State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  14

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.12          2.54        3.66         3.07        3.22         3.09        2.96         3.53        1.98        0.70
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.99 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.14 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.08%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 8/15/1991
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.70 %     2.45 %    2.68 %       2.76 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.36 %                   0.60 %           0.11 %                  1.07 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 109
================================================================================
================================================================================

3 years                                                          $ 340
================================================================================
================================================================================

5 years                                                          $ 590
================================================================================
================================================================================

10 years                                                         $ 1,306
================================================================================

MONEY MARKET FUNDS 15

Treasury Money Market Fund

FUND FACTS:

Goals:
Stability of Principal Current Income

Principal Investments:
Short-term U.S. Treasury Obligations
Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS 16

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.73          3.75        5.38         4.78        4.91         4.83        4.33         5.43        3.04        0.91
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.39 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.13 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1991
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.91 %     3.70 %     4.00 %       4.05 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.31 %                   0.60 %           0.12 %                  1.03 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 105
================================================================================
================================================================================

3 years                                                          $ 328
================================================================================
================================================================================

5 years                                                          $ 569
================================================================================
================================================================================

10 years                                                         $ 1,259
================================================================================

MONEY MARKET FUNDS  17

U.S. Government Money Market Fund

FUND FACTS:

Goals:
High Current Income Preservation of Capital Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  18

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class S shares of the Fund in the calendar year since the Class S shares' inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.60

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2002                         + 0.20 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.08 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.02%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 6/26/2001
==============================================================================================================================
==============================================================================================================================

Class S       6/26/2001                           0.60 %     N/A       N/A          1.07 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.40 %                   0.60 %           0.34 %                  1.34 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 136
================================================================================
================================================================================

3 years                                                          $ 425
================================================================================
================================================================================

5 years                                                          $ 734
================================================================================
================================================================================

10 years                                                         $ 1,613
================================================================================

MONEY MARKET FUNDS  19

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================================================================

Fund                                                            % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

California Municipal Money Market Fund                          0.37 %
==============================================================================================================================
==============================================================================================================================

Florida Municipal Money Market Fund                             0.41 %
==============================================================================================================================
==============================================================================================================================

Money Market Fund                                               0.39 %
==============================================================================================================================
==============================================================================================================================

Municipal Money Market Fund                                     0.41 %
==============================================================================================================================
==============================================================================================================================

New Jersey Municipal Money Market Fund                          0.41 %
==============================================================================================================================
==============================================================================================================================

New York Municipal Money Market Fund                            0.35 %
==============================================================================================================================
==============================================================================================================================

Pennsylvania Municipal Money Market Fund                        0.36 %
==============================================================================================================================
==============================================================================================================================

Treasury Money Market Fund                                      0.31 %
==============================================================================================================================
==============================================================================================================================

U.S. Government Money Market Fund                               0.40 %
==============================================================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes. Only Class S shares are offered in this prospectus.

Class S

Each Fund offers Class S shares at NAV without a front-end sales charge or deferred sales charge. However, Class S shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S shares of the Funds.

HOW TO BUY AND REDEEM SHARES

Class  S  shares  are  sold  through   certain   broker-dealers   and  financial
institutions  which have selling  agreements  with Evergreen  Distributors  Inc.

MONEY MARKET FUNDS  20

(EDI). You can also redeem your Class S shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EDI on any day the New York Stock Exchange is open pursuant to the Funds' procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year. Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes. Tax Reporting

Your broker-dealer or financial institution provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MONEY MARKET FUNDS  21

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class S shares. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

MONEY MARKET FUNDS  22

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in Class S of the Funds -- offered in this prospectus how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

California Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.68 %                   0.29 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 41,997                 $ 41,972
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   1.11 %                   1.19 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.65 %                   0.83 %4
==============================================================================================================================


1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS  23

Florida Municipal Money Market Fund

==============================================================================================================================

                                                                       Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                       2003              2002               2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                   $ 1.00            $ 1.00             $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0.01              0.02               0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  - 0.01            - 0.02             - 0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                         $ 1.00            $ 1.00             $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                           0.59 %            1.73 %             1.87 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                  $ 242,800         $ 206,592          $ 163,045
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                             1.17 %            1.15 %             1.16 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0.52 %            1.58 %             3.08 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  24

Money Market Fund

==============================================================================================================================

                                                                           Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                           2003            2002            2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 1.00          $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.01            0.03            0.03

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.01          - 0.03          - 0.03

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 1.00          $ 1.00          $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                               0.82 %          2.89 %          3.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                       $ 7,302         $ 9,954         $ 10,771
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                 1.21 %          1.16 %          1.15 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.83 %          2.89 %          5.56 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  25

Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003            2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00          $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01            0.02             0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01          - 0.02           - 0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00          $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                0.65 %          1.88 %           1.99 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 835           $ 638            $ 574
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.16 %          1.16 %           1.16 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.60 %          1.82 %           3.31 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  26

New Jersey Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003            2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00          $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01            0.02             0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01          - 0.02           - 0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00          $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                0.60 %          1.81 %           1.84 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 108           $ 136            $ 98
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.16 %          1.15 %           1.14 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.51 %          1.71 %           3.07 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  27

New York Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.52 %                   0.22 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 35,817                 $ 24,092
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   1.18 %                   1.18 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.49 %                   0.54 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS  28

Pennsylvania Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003            2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00          $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01            0.02             0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01          - 0.02           - 0.02

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                0.69 %          1.82 %           1.89 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 137           $ 155            $ 140
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.07 %          1.08 %           1.09 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.62 %          1.79 %           3.17 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  29

Treasury Money Market Fund

==============================================================================================================================

                                                                           Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                           2003             2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 1.00           $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.01             0.03             0.03

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.01           - 0.03           - 0.03

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 1.00           $ 1.00           $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                               0.84 %           2.70 %           3.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                       $ 1,484          $ 1,826          $ 2,135
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                 1.03 %           1.00 %           1.04 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.85 %           2.71 %           5.50 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  30

U.S. Government Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0.01

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0.01

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.54 %                   1.08 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 1                      $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   1.39 %                   1.38 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.59 %                   1.15 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  31

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

MONEY MARKET FUNDS  32

                                     NOTES



MONEY MARKET FUNDS  33

                                     NOTES



MONEY MARKET FUNDS  34

                                     NOTES



MONEY MARKET FUNDS 35

Evergreen Funds

Institutional Money Market Funds
Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond
Fund Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value  Fund
Mid Cap Value  Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

554285 RV4 (6/03)

SEC File No.: 811-08555

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                              CLASS S/S1 PROSPECTUS

Prospectus, June 1, 2003
Evergreen Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

Class S
Class S1

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks..............................................1
Evergreen  California  Municipal Money Market Fund..................2
Evergreen  Florida  Municipal Money Market Fund.....................4
Evergreen  Money Market Fund........................................6
Evergreen  Municipal Money Market Fund..............................8
Evergreen  New Jersey  Municipal  Money  Market  Fund...............10
Evergreen  New York Municipal Money Market Fund.....................12
Evergreen  Pennsylvania  Municipal Money Market Fund................14
Evergreen Treasury Money Market Fund ...............................16
Evergreen U.S. Government Money Market Fund.........................18

GENERAL INFORMATION:

The Funds' Investment Advisor.......................................20
Calculating the Share Price.........................................20
How to Choose an Evergreen Fund.....................................20
How to Choose the Share  Class That Best Suits You..................20
How to Buy and Redeem  Shares.......................................21
Other Services .....................................................21
The Tax  Consequences of Investing in the Funds.....................21
Fees and Expenses of the Funds .....................................22
Financial Highlights................................................23
Other Fund Practices................................................32

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax and Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from regular federal income tax and applicable state taxes. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:
o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

MONEY MARKET FUNDS 1

California Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and California State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in the calendar year since the Class S shares inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.68

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.21 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.13 %
==============================================================================================================================

================================================================================

Year-to-date total return through 3/31/2003 is +0.10%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class S       9/24/2001                           0.68 %     N/A       N/A          0.74 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class S       0.45 %                   0.60 %           0.21 %                 1.26 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.11% for Class S.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 128
================================================================================
================================================================================

3 years                                                          $ 400
================================================================================
================================================================================

5 years                                                          $ 692
================================================================================
================================================================================

10 years                                                         $ 1,523
================================================================================

MONEY MARKET FUNDS  3

Florida Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and Florida State Taxes
Preservation of Capital
Liquidity
Stability of Principal

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since the Class S inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                            2.66         3.33        1.90        0.61
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.90 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.11 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.06%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                          0.61 %     N/A        N/A         2.14 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.41 %                   0.60 %           0.16 %                  1.17 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 119
================================================================================
================================================================================

3 years                                                          $ 372
================================================================================
================================================================================

5 years                                                          $ 644
================================================================================
================================================================================

10 years                                                         $ 1,420
================================================================================

MONEY MARKET FUNDS  5

Money Market Fund

FUND FACTS:

Goals:
High Current Income
Preservation of Capital
Liquidity

Principal Investments:
Money Market Instruments
Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:
Class S1

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."


MONEY MARKET FUNDS  6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S1 shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S1 Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

3.22          3.98        5.66         5.22        5.31         5.26        4.93         6.11        3.70        1.24
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.57 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.25 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.15%.

================================================================================

The next table lists the Fund's average annual total return for Class S1 shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class             1 year    5 year     10 year     Performance Since 11/2/1987
==============================================================================================================================
==============================================================================================================================

Class S1       6/26/2001                           1.24 %    4.23 %     4.45 %      5.34 %
==============================================================================================================================

1. Historical performance shown for Class S1 prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S1 have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.60% for Class S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S1 would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

               Management Fees          12b-1 Fees      Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class S1       0.39 %                   0.60 %          0.22 %                 1.21 %
==============================================================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class S1 shares, Total Fund Operating Expenses are 1.04% for Class S1. For the fiscal year ended 1/31/2003, these expenses have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                          Class S1
================================================================================
================================================================================

1 year                                                          $ 123
================================================================================
================================================================================

3 years                                                         $ 384
================================================================================
================================================================================

5 years                                                         $ 665
================================================================================
================================================================================

10 years                                                        $ 1,466
================================================================================

MONEY MARKET FUNDS  7

Municipal Money Market Fund

FUND FACTS:

Goals:
High Current  Income  Exempt from  Federal  Income Tax
Preservation  of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S1

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S1 shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S1 Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.48          2.76        3.76         3.39        3.49         3.40        3.18         4.01        2.36        0.74
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.05 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.16 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.09%.

================================================================================

The next table lists the Fund's average annual total return for Class S1 shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class             1 year    5 year     10 year     Performance Since 11/2/1988
==============================================================================================================================
==============================================================================================================================

Class S1       6/26/2001                           0.74 %    2.73 %     2.95 %      3.62 %
==============================================================================================================================

1. Historical performance shown for Class S1 prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S1 have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.60% for Class S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S1 would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

               Management Fees          12b-1 Fees      Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class S1       0.41 %                   0.60 %          0.15 %                 1.16 %
==============================================================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class S1 shares, Total Fund Operating Expenses were 1.09% for Class S1.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                          Class S1
================================================================================
================================================================================

1 year                                                          $ 118
================================================================================
================================================================================

3 years                                                         $ 368
================================================================================
================================================================================

5 years                                                         $ 638
================================================================================
================================================================================

10 years                                                        $ 1,409
================================================================================

MONEY MARKET FUNDS  9

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and New Jersey State Income Taxes Preservation of Capital
Liquidity
Stability of Principal

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."


MONEY MARKET FUNDS 10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since the Class S inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                            2.54         3.31        1.97        0.62
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.90 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.12 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 10/26/1998
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                          0.62 %     N/A        N/A         2.13 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.41 %                   0.60 %           0.15 %                  1.16 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 118
================================================================================
================================================================================

3 years                                                          $ 368
================================================================================
================================================================================

5 years                                                          $ 638
================================================================================
================================================================================

10 years                                                         $ 1,409
================================================================================


MONEY MARKET FUNDS 11

New York Municipal Money Market Fund

FUND FACTS:

Goals:
High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For more information on the factors that could affect the ability of the New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  12

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class S shares of the Fund in the calendar year since the Class S inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 0.52

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 0.16 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.08 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.05%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 9/24/2001
==============================================================================================================================
==============================================================================================================================

Class S       9/24/2001                           0.52 %     N/A       N/A          0.57 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class S       0.40 %                   0.60 %           0.23 %                 1.23 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.18% for Class S.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 125
================================================================================
================================================================================

3 years                                                          $ 390
================================================================================
================================================================================

5 years                                                          $ 676
================================================================================
================================================================================

10 years                                                         $ 1,489
================================================================================

MONEY MARKET FUNDS  13

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:
High Current Income Exempt from Federal and Pennsylvania State Income Taxes Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

For more information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  14

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.12          2.54        3.66         3.07        3.22         3.09        2.96         3.53        1.98        0.70
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 0.99 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.14 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.08%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 8/15/1991
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.70 %     2.45 %    2.68 %       2.76 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.36 %                   0.60 %           0.11 %                  1.07 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 109
================================================================================
================================================================================

3 years                                                          $ 340
================================================================================
================================================================================

5 years                                                          $ 590
================================================================================
================================================================================

10 years                                                         $ 1,306
================================================================================

MONEY MARKET FUNDS  15

Treasury Money Market Fund

FUND FACTS:

Goals:
Stability of Principal Current Income

Principal Investments:
Short-term U.S. Treasury Obligations
Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Class S

Investment Advisor:
Evergreen  Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS 16

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S Shares (%) 1

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

2.73          3.75        5.38         4.78        4.91         4.83        4.33         5.43        3.04        0.91
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.39 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.13 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.07%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1991
==============================================================================================================================
==============================================================================================================================

Class S       6/30/2000                           0.91 %     3.70 %     4.00 %       4.05 %
==============================================================================================================================

1. Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class S       0.31 %                   0.60 %           0.12 %                  1.03 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class S
================================================================================
================================================================================

1 year                                                           $ 105
================================================================================
================================================================================

3 years                                                          $ 328
================================================================================
================================================================================

5 years                                                          $ 569
================================================================================
================================================================================

10 years                                                         $ 1,259
================================================================================

MONEY MARKET FUNDS 17

U.S. Government Money Market Fund

FUND FACTS:

Goals:
High Current Income
Preservation of Capital Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class S1

Investment Advisor:
Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

MONEY MARKET FUNDS  18

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain for the Class S shares of the Fund in the calendar year since the Class S1 inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class S1 Shares (%)

==============================================================================================================================

1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                                                 1.05

==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2002                         + 0.31 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.19 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +0.12%.

================================================================================

The next table lists the Fund's average annual total return for the Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================

               Inception Date of Class             1 year    5 year     10 year     Performance Since 6/26/2001
==============================================================================================================================
==============================================================================================================================

Class S1       6/26/2001                           1.05 %    N/A        N/A         1.45 %
==============================================================================================================================

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

               Management Fees          12b-1 Fees      Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class S1       0.40 %                   0.60 %          0.34 %                 1.34 %
==============================================================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class S1 shares, Total Fund Operating Expenses are 1.05% for Class S1. For the fiscal year ended 1/31/2003, these expenses have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                          Class S1
================================================================================
================================================================================

1 year                                                          $ 136
================================================================================
================================================================================

3 years                                                         $ 425
================================================================================
================================================================================

5 years                                                         $ 734
================================================================================
================================================================================

10 years                                                        $ 1,613
================================================================================

MONEY MARKET FUNDS 19

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================================================================

Fund                                                            % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

California Municipal Money Market Fund                          0.37 %
==============================================================================================================================
==============================================================================================================================

Florida Municipal Money Market Fund                             0.41 %
==============================================================================================================================
==============================================================================================================================

Money Market Fund                                               0.39 %
==============================================================================================================================
==============================================================================================================================

Municipal Money Market Fund                                     0.41 %
==============================================================================================================================
==============================================================================================================================

New Jersey Municipal Money Market Fund                          0.41 %
==============================================================================================================================
==============================================================================================================================

New York Municipal Money Market Fund                            0.35 %
==============================================================================================================================
==============================================================================================================================

Pennsylvania Municipal Money Market Fund                        0.36 %
==============================================================================================================================
==============================================================================================================================

Treasury Money Market Fund                                      0.31 %
==============================================================================================================================
==============================================================================================================================

U.S. Government Money Market Fund                               0.40 %
==============================================================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes. Only Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and Class S1 shares of Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund are offered in this prospectus.

MONEY MARKET FUNDS 20

Class S and Class S1

Each Fund offers either Class S or Class S1 shares at NAV without a front-end sales charge or deferred sales charge. However, both Class S and Class S1 shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S and Class S1 shares of the Funds. A portion of Class S1 shares' 12b-1 fees may be voluntarily waived.

HOW TO BUY AND REDEEM SHARES

Class S and Class S1 shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributors Inc. (EDI). You can also redeem your Class S and Class S1 shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Your broker-dealer or financial institution provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

MONEY MARKET FUNDS 21

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class S shares and up to 0.60% of the average daily net assets of Class S1 shares. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. In addition, all or a portion of the 12b-1 fees for Class S1 shares may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

MONEY MARKET FUNDS 22

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds included in this prospectus - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

California Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.68 %                   0.29 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 41,997                 $ 41,972
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   1.11 %                   1.19 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.65 %                   0.83 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized


MONEY MARKET FUNDS  23

Florida Municipal Money Market Fund

==============================================================================================================================

                                                                       Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                       2003              2002               2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                   $ 1.00            $ 1.00             $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0.01              0.02               0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  - 0.01            - 0.02             - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                         $ 1.00            $ 1.00             $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                           0.59 %            1.73 %             1.87 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                  $ 242,800         $ 206,592          $ 163,045
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                             1.17 %            1.15 %             1.16 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0.52 %            1.58 %             3.08 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  24

Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S1

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01                     0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01                   - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                1.18 %                   1.38 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 1,767                  $ 1,300
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  0.85 %                   0.86 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       1.16 %                   1.72 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  25

Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S1

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01                     0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01                   - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                0.72 %                   0.77 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 369                    $ 257
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.09 %                   1.10 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.67 %                   0.96 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS 26

New Jersey Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003            2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01            0.02             0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01          - 0.02           - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                0.60 %          1.81 %           1.84 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 108           $ 136            $ 98
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.16 %          1.15 %           1.14 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.51 %          1.71 %           3.07 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  27

New York Municipal Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.52 %                   0.22 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 35,817                 $ 24,092
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                   1.18 %                   1.18 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.49 %                   0.54 %4
==============================================================================================================================

1. For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2. Represents an amount less than $0.005 per share.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

MONEY MARKET FUNDS  28

Pennsylvania Municipal Money Market Fund

==============================================================================================================================

                                                                            Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003            2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.01            0.02             0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.01          - 0.02           - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                0.69 %          1.82 %           1.89 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                        $ 137           $ 155            $ 140
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  1.07 %          1.08 %           1.09 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.62 %          1.79 %           3.17 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  29

Treasury Money Market Fund

==============================================================================================================================

                                                                           Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                           2003             2002             2001 1
==============================================================================================================================
==============================================================================================================================

CLASS S

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 1.00           $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.01             0.03             0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.01           - 0.03           - 0.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 1.00           $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                               0.84 %           2.70 %           3.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (millions)                                       $ 1,484          $ 1,826          $ 2,135
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                 1.03 %           1.00 %           1.04 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.85 %           2.71 %           5.50 %3
==============================================================================================================================

1. For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  30

U.S. Government Money Market Fund

==============================================================================================================================

                                                                             Year Ended January 31,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                     2002 1
==============================================================================================================================
==============================================================================================================================

CLASS S1

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.01                     0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.01                   - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                   $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.99 %                   1.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 431,731                $ 390,392
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.90 %                   0.90 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.97 %                   1.56 %3
==============================================================================================================================

1. For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

MONEY MARKET FUNDS  31

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

MONEY MARKET FUNDS  32

                                     NOTES



MONEY MARKET FUNDS 33

                                     NOTES


MONEY MARKET FUNDS  34

                                     NOTES


MONEY MARKET FUNDS  35

Evergreen Funds

Institutional Money Market Funds
Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond
Fund Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value  Fund
Mid Cap Value  Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

MONEY MARKET FUNDS  36

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

558704 RV3 (6/03)

SEC File No.: 811-08555
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                          EVERGREEN MONEY MARKET TRUST

                                     PART B

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

                          EVERGREEN MONEY MARKET TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 1, 2003

                Evergreen California Municipal Money Market Fund
                   ("California Municipal Money Market Fund")
                  Evergreen Florida Municipal Money Market Fund
                    ("Florida Municipal Money Market Fund")
                           Evergreen Money Market Fund
                             ("Money Market Fund")
                      Evergreen Municipal Money Market Fund
                        ("Municipal Money Market Fund")
                Evergreen New Jersey Municipal Money Market Fund
                   ("New Jersey Municipal Money Market Fund")
                 Evergreen New York Municipal Money Market Fund
                    ("New York Municipal Money Market Fund")
               Evergreen Pennsylvania Municipal Money Market Fund
                  ("Pennsylvania Municipal Money Market Fund")
                      Evergreen Treasury Money Market Fund
                         ("Treasury Money Market Fund")
                   Evergreen U.S. Government Money Market Fund
                     ("U.S. Government Money Market Fund")

                     (Each a "Fund"; together, the "Funds")

                      Each Fund is a series of an open-end
                          management investment company
                         known as Evergreen Money Market
                               Trust (the "Trust")

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus(es) for the Fund in which you are making or contemplating an investment. The Funds are offered through four prospectuses: one prospectus dated June 1, 2003, as amended from time to time, offering Class A and Class I shares of each Fund and Class B and Class C shares of Money Market Fund and U.S. Government Money Market Fund; one prospectus offering Class S shares of each Fund; one prospectus offering Class A shares of California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, New York Municipal Money Market Fund and U.S. Government Money Market Fund; and one prospectus offering Class S1 shares of Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund and Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund. You may obtain a prospectus without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the each Fund's Annual Report dated January 31, 2003. You may obtain a copy of the Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-4
EXPENSES.......................................................................................................1-10
PERFORMANCE....................................................................................................1-14
COMPUTATION OF CLASS C OFFERING PRICE..........................................................................1-16
SERVICE PROVIDERS..............................................................................................1-17
FINANCIAL STATEMENTS...........................................................................................1-18
ADDITIONAL INFORMATION CONCERNING CALIFORNIA...................................................................1-19
ADDITIONAL INFORMATION CONCERNING FLORIDA......................................................................1-30
ADDITIONAL INFORMATION CONCERNING NEW JERSEY...................................................................1-37
ADDITIONAL INFORMATION CONCERNING NEW YORK.....................................................................1-40
ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA.................................................................1-44

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.................................................  2-1
PURCHASE AND REDEMPTION OF SHARES............................................................................. 2-18
SALES CHARGE WAIVERS AND REDUCTIONS........................................................................... 2-22
PRICING OF SHARES..............................................................................................2-24
PERFORMANCE CALCULATIONS...................................................................................... 2-25
PRINCIPAL UNDERWRITER..........................................................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-28
TAX INFORMATION................................................................................................2-34
BROKERAGE......................................................................................................2-37
ORGANIZATION...................................................................................................2-38
INVESTMENT ADVISORY AGREEMENT..................................................................................2-39
MANAGEMENT OF THE TRUST........................................................................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-44
ADDITIONAL INFORMATION.........................................................................................2-54


                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification (Money Market Fund, Municipal Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)

         Money Market Fund, Municipal Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund may not make any investment that is inconsistent with each Fund's classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         1a. Non-Diversification (California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market
Fund)

         A non-diversified management investment company, in order to maintain its tax treatment as a registered investment company pursuant to the Internal Revenue Code of 1986, as amended, may have no more than 25% of its total assets invested in the securities (other than U.S. government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities test applicable to diversified funds.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of Money Market Fund, domestic bank money instruments).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities and cash in accordance with applicable law and exemptive relief issued by the Securities and Exchange Commission (SEC). The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any cash collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay fees in connection with such loans.

         Subject to receiving shareholder approval, the Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

         9. Investments in Federally Tax-Exempt Securities

         Each Fund (other than Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund) will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Agency Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase  Agreements
Securities Lending
Options and Futures Strategies
Foreign  Securities  (applicable  to Money Market Fund only)
Premium Securities
Illiquid and Restricted  Securities
Investment in Other  Investment Companies
Municipal Securities (not applicable to Treasury Money Market Fund and U.S. Government Money Market Fund)
U.S. Virgin Islands, Guam and Puerto Rico (not applicable to Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)
Tender Option Bonds (not applicable to Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)
Master Demand Notes
Obligations of Foreign Branches of United States Banks (applicable to Money Market Fund only)
Obligations of United States Branches of Foreign Banks (applicable to Money Market Fund only)
Zero Coupon "Stripped" Bonds
Variable and Floating Rate Instruments (not applicable to Treasury Money
Market Fund)
Stand-by Commitments

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of April 30, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of a Fund as of April 30, 2003.

                    ---------------------------------------------------------
                    California Municipal Money Market Fund
                    Class A
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Attn: Money Market Department             99.67%
                    10700 N. Park Drive
                    Glen Allen, VA 23060-9243
                    ---------------------------------------------------------
                    California Municipal Money Market Fund
                    Class I
                    ---------------------------------------- ----------------
                    David E. Kelley TTEE UAD
                    David E. Kelley                           52.89%
                    c/o Moss Adams LLP
                    11766 Wilshire Blvd, Floor 9
                    Los Angeles, CA 90025-6538
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                            33.93%
                    401 S. Tryon Street, 3rd Floor
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    Evergreen California Municipal Fund
                    200 Berkeley Street                       6.83%
                    Boston, MA 02116
                    ---------------------------------------------------------
                    California Municipal Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Cap Sweep Accounts                        100%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund
                    Class A
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account              58.84%
                    301 South College Street
                    Charlotte, NC 28202
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts
                    401 S. Tryon Street, 3rd Floor            11.85%
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Frank K. Schuster & Susan M. Schuster      8.91%
                    4116 Brookpoint Court
                    Sarasota, FL 34238-3253
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    CJ S Family Limited PA
                    4201 N Ocean Blvd. #C901                   6.21%
                    Boca Raton, FL 33431-5367
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Philip Lazarus Trust
                    Jeanette & Philip Lazarus                  5.78%
                    17132 Mandylynn Ct.
                    Boca Raton, FL 33496-5934
                    ---------------------------------------- ----------------

                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund
                    Class I
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    William W & Ruth E. Schaeffer             83.82%
                    605 Deep Lake Lane
                    Sun City Center, FL 33573-6154
                    ---------------------------------------- ----------------
                    Judith A. Lynch TTEE
                    Judith A. Lynch Rev Living Trust           6.59%
                    3688 Wexford Hollow Road W
                    Jacksonville, FL 32224-9727
                    ---------------------------------------- ----------------
                    Nola Maddox Falcone
                    P.O. Box 339                               5.11%
                    Hobe Sound, FL 33475-0339
                    ---------------------------------------------------------
                    Florida Municipal Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                             100%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Money Market Fund
                    Class A
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account               84.88%
                    301 S. College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    BISYS Fund Services, Inc.
                    FBO First Union Sweep Customers             8.29%
                    3435 Stelzer Road
                    Columbus, OH 43219-6004
                    ---------------------------------------------------------
                    Money Market Fund
                    Class B
                    ---------------------------------------- ----------------
                    None                                        None
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Money Market Fund
                    Class C
                    ---------------------------------------- ----------------
                    Pershing, LLC
                    P.O. Box 2052                               6.49%
                    Jersey City, NJ 07303-2052
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Money Market Fund
                    Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                             81.92%
                    1525 West WT Harris Blvd
                    Charlotte, NC 28288-0001
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Byrd & Co.
                    c/o First Union National Bank               7.05%
                    Sweep Funds Processing
                    123 S Broad Street
                    Philadelphia, PA 19109-1029
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                              91.76%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweeps Accounts                              8.24%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------------------------
                    Money Market Fund
                    Class S1
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation                    100%
                    Sweeps Accounts
                    401 S Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund
                    Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account                 90.61%
                    301 S College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    BISYS Fund Services, Inc.
                    FBO First Union Sweep Customers               6.41%
                    3435 Stelzer Road
                    Columbus, OH 43219-6004
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund
                    Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                               57.19%
                    1525 West WT Harris Blvd
                    Charlotte, NC 28288-0001
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Pitcairn Trust Company
                    One Pircairn Place                            8.38%
                    Jenkintown, PA 19046-3531
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Wachovia Securities, LLC
                    8739 Research Drive                           5.07%
                    Charlotte, NC 28262-8537
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund
                    Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                                 100%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Municipal Money Market Fund
                    Class S1
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                                 100%
                    401 S. Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund
                    Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account                  40.97%
                    301 South College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Irwin Friedman                                17.60%
                    29 Fawn Drive
                    Livingston, NJ 07039-1905
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                                16.73%
                    401 S. Tryon Street, 3rd Floor
                    Charlotte, NC 28202-1943
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund
                    Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    Tak Construction, Inc.
                    60 Walnut Ave, Suite 400                     34.19%
                    Clark, NJ 07066-1647
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                               20.13%
                    1525 West WT Harris Blvd
                    Charlotte, NC 28288-0001
                    ---------------------------------------- ----------------

                    ---------------------------------------- ----------------
                    Code Environmental Services, Inc.
                    400 Middlesex Avenue                         13.65%
                    Carteret, NJ 07008-3449
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Edmund Brenman POA
                    Sally Brenman                                 9.05%
                    65 Maebelle Drive
                    Clark, NJ 07066-2216
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Dennis J. O'Leary                             8.02%
                    71 Colfax Road
                    Skillman, NJ 07514-2119
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Joseph T. D'Amario and Mary D'Amario          5.33%
                      JRWROS
                    200 East 25th Street
                    Paterson, NJ 07514-2119
                    ---------------------------------------------------------
                    New Jersey Municipal Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                                 100%
                    401 S Tryon Street
                    Charlotte, NC 28202-1935
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    New York Municipal Money Market Fund
                    Class A
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account                  93.05%
                    301 South College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    American Enterprise Investment Services
                    P.O. Box 9446                                  5.56%
                    Minneapolis, MN 55440-9446
                    ---------------------------------------------------------
                    New York Municipal Money Market Fund
                    Class I
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                                95.89%
                    401 S Tryon Street, 3rd Floor
                    Charlotte, NC 28202-1934
                    ---------------------------------------------------------
                    New York Municipal Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                                 100%
                    401 S Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund
                    Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account                 45.66%
                    301 South College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    James D. Morrissey, Inc.                      9.40%
                    Attn: Rudolph Koerner
                    9119 Frankford Ave.
                    Philadelphia, PA 19114-2854
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund
                    Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                              70.88%
                    1525 West WT Harris Blvd.
                    Charlotte, NC 28288-0001
                    ---------------------------------------- ----------------

                    ---------------------------------------- ----------------
                    Johnathan B. Detwiler
                    P.O. Box 69                                  6.82%
                    Phoenixville, PA 19460-0069
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Omnibus Account                 6.33%
                    301 S. College Street
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Byrd & Co.
                    c/o First Union National Bank                5.64%
                    123 S. Broad Street
                    Philadelphia, PA 19109-1029
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Pennsylvania Municipal Money Market Fund
                    Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                                100%
                    401 S Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund
                    Class A
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    BISYS Fund Services, Inc.
                    Attn: Mike Bryan                             38.41%
                    3435 Stelzer Road
                    Columbus, OH 43219-6004
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                               37.02%
                    301 S. Tryon Street
                    Charlotte, NC 28202
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Union Brokerage Services
                    Money Market Ominbus Account
                    301 S. College Street                         10.44%
                    Charlotte, NC 28202-6000
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund
                    Class I
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Union National Bank
                    Trust Accounts                               61.74%
                    301 S. Tryon Street, 11th Floor
                    Charlotte, NC 28202
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    Byrd & Co.
                    c/o First Union National Bank                33.91%
                    123 S. Broad Street
                    Philadelphia, PA 19109-1029
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    Treasury Money Market Fund
                    Class S
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Sweep Accounts                              100%
                    401 S Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class A
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Attn: Money Market Department               99.78%
                    10700 N. Park Drive
                    Glen Allen, VA 23060-9243
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class B
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Paul Brenner IRA                            11.51%
                    1914 Burr Oaks
                    Highland Park, IL 60035-4202

                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    James A & Bonnie L. Engelund                10.98%
                    5592 Ludlow Avenue
                    Garden Grove, CA 92845-19436
                    ---------------------------------------- ----------------
                    American Enterprise Investment Services
                    P.O. Box 9446                                9.68%
                    Minneapolis, MN 55440-9446
                    ---------------------------------------- ----------------
                    Wells Fargo Investments LLC
                    608 Second Avenue South, 8th Floor           9.44%
                    Minneapolis, MN 55401-1916
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Lois M. Hesse                                5.33%
                    307 South Signal Street
                    Ojai, CA 93023-3241
                    ---------------------------------------- ----------------
                    Wells Fargo Investments, LLC
                    608 Second Avenue South, 8th Floor           5.13%
                    Minneapolis, MN 55401-1916
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class C
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Conrad V. Martin IRA                        17.78%
                    RR 1 Box 556
                    Stuarts Draft, VA 24477-9614
                    ---------------------------------------- ----------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    John Gibbs & Judy Gibbs                     13.68%
                    734 Central Avenue
                    Highland Park, IL 60035-3235
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Marjory R. Palmiter                         13.24%
                    917 Lorraine Drive
                    Madison, WI 53705-1342
                    ---------------------------------------- ----------------
                    American Enterprise Investment Services
                    P.O. Box 9446                                9.17%
                    Minneapolis, MN 55440-9446
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    Lummy J. Martin IRA                         8.65%
                    Account II
                    RR Box 566
                    Stuarts Draft, VA 24477-9614
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class I
                    ---------------------------------------- ----------------
                    Elizabeth H., Scheuer TTEE
                    Betty Malino Trust                         30.03%
                    4730 Fieldston Road
                    Bronx, NY 10471-3316
                    ---------------------------------------- ----------------
                    Elizabeth H. Scheuer TTEE
                    Ellen M. James Trust                       29.97%
                    4730 Fieldston Road
                    Bronx, NY 10471-3316
                    ---------------------------------------- ----------------
                    Samuel Kartesky TTEE
                    David Kartesky & Arvin Brown               26.83%
                    Friendship Memorial Fund
                    180 E. 79th Street
                    New York, NY 10021-0437

                    ---------------------------------------- ----------------
                    Robert J. Harrington
                    431 Swallow Lane                            5.75%
                    Lodi, CA 95240-6305
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class S
                    ---------------------------------------- ----------------
                    Evergreen Investment Management Company
                    200 Berkeley Street                         100%
                    Boston, MA 02116-5022
                    ---------------------------------------------------------
                    U.S. Government Money Market Fund
                    Class S1
                    ---------------------------------------------------------
                    ---------------------------------------- ----------------
                    First Clearing Corporation
                    CAP Sweep Accounts                          100%
                    401 South Tryon Street
                    Charlotte, NC 28202-1934
                    ---------------------------------------- ----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North
Carolina 28288-0013. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund an annual fee based on a percentage of each Fund's average daily net assets, as follows:

        ========================================================== =============
        California Municipal Money Market Fund                         0.45%
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        Florida Municipal Money Market Fund                            0.41%
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        New Jersey Municipal Money Market Fund                         0.41%
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        New York Municipal Money Market Fund                           0.40%
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        Treasury Money Market Fund                                     0.31%
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        U.S. Government Money Market Fund                              0.40%
        ========================================================== =============

         EIMC is entitled to receive from Money Market Fund and Municipal Money Market Fund an annual fee based on each Fund's average daily net assets as follows:

                  ================================== =================
                  Average Daily Net Assets           Fee

                  ================================== =================
                  ================================== =================
                  First $1 billion                   0.44%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Over $1 billion                    0.39%
                  ================================== =================

         EIMC is entitled to receive from Pennsylvania Municipal Money Market Fund an annual fee based on the average daily net assets of the Fund, as follows:

                  ================================== =================
                  Average Daily Net Assets           Fee

                  ================================== =================
                  ================================== =================
                  First $500 million                 0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Next $500 million                  0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Next $500 million                  0.28%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Over $1.5 billion                  0.24%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by Money Market Fund and Treasury Money Market Fund were paid to each Fund's previous investment advisor.

================================================================== ===================== ======================
                                                                    Advisory Fees Paid       Advisory Fees
Fund/Fiscal Year or Period                                                                      Waived
================================================================== ===================== ======================
---------------------------------------------------------------------------------------------------------------
Fiscal Year Ended January 31, 2003

---------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ --------------------- ----------------------
California Municipal Money Market Fund                                         $674,459               $143,088
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Florida Municipal Money Market Fund                                            $969,962                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $91,438,646                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                 $11,116,365                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund                                         $716,324                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New York Municipal Money Market Fund                                           $430,076                $58,761
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $908,289                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $11,405,301                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
U.S. Government Money Market Fund                                           $17,306,253                     $0
------------------------------------------------------------------ --------------------- ----------------------
---------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended January 31, 2002

---------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ --------------------- ----------------------
California Municipal Money Market Fund (a)                                     $269,279               $118,253
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Florida Municipal Money Market Fund                                            $826,952                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $75,907,349                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                  $7,082,513                $12,947
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund                                         $696,618                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New York Municipal Money Market Fund (a)                                       $167,456                $45,280
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $922,639                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $12,017,528                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
U.S. Government Money Market Fund (b)                                        $6,107,964                     $0
------------------------------------------------------------------ --------------------- ----------------------
---------------------------------------------------------------------------------------------------------------
Fiscal Year Ended January 31, 2001

---------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ --------------------- ----------------------
Florida Municipal Money Market Fund                                            $636,680                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Money Market Fund                                                           $53,179,383                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Municipal Money Market Fund                                                  $5,271,524                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
New Jersey Municipal Money Market Fund                                         $515,904                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Pennsylvania Municipal Money Market Fund                                       $735,875                     $0
------------------------------------------------------------------ --------------------- ----------------------
------------------------------------------------------------------ --------------------- ----------------------
Treasury Money Market Fund                                                  $11,755,695                     $0
------------------------------------------------------------------ --------------------- ----------------------

(a) For the period September 24, 2001 (commencement of operations) through January 31, 2002.
(b) For the Period June 26, 2001  (commencement of operations) through
January 31, 2002.

Brokerage Commissions

         The Funds paid no brokerage commissions during the fiscal year or period ended January 31, 2003.

Underwriting Commissions

         For each Fund there are no underwriting commissions for the last three fiscal years or periods.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended January 31, 2003. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI. Class I shares do not pay 12b-1 fees.

==================================== ============================= =============================================
                                                 Class A                                Class B
Fund
------------------------------------ ----------------------------- ---------------------------------------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
                                      Service Fees    Fee Waiver    Distribution    Distribution   Service Fees
                                                                        Fees         Fee Waiver

==================================== =============== ============= =============== =============== =============
==================================== =============== ============= =============== =============== =============
California Municipal Money Market    $378,296        $0            $0              $0              $0
Fund
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
Florida Municipal Money Market Fund  $67,207         $0            $0              $0              $0
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
Money Market Fund                    $30,500,143     $1,955,103    $750,018        $14,790         $253,128
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
Municipal Money Market Fund          $3,179,463      $0            $0              $0              $0
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
New Jersey Municipal Money Market    $119,677        $0            $0              $0              $0
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
New York Municipal Money Market      $263,004        $328          $0              $0              $0
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
Pennsylvania Municipal Money         $86,260         $32,132       $0              $0              $0
Market Fund
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
Treasury Money Market Fund           $2,421,591      $0            $0              $0              $0
------------------------------------ --------------- ------------- --------------- --------------- -------------
------------------------------------ --------------- ------------- --------------- --------------- -------------
U.S. Government Money Market Fund    $11,698,065     $6,227,879    $2,047          $533            $680
==================================== =============== ============= =============== =============== =============

   ======================================= ========================================================
   Fund                                                            Class C
   --------------------------------------- --------------------------------------------------------
   --------------------------------------- --------------- ------------------- --------------------
                                            Distribution    Distribution Fee     Service Fees
                                                Fees             Waiver
   ======================================= =============== =================== ====================
   ======================================= =============== =================== ====================
   California Municipal Money Market Fund  $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   Florida Municipal Money Market Fund     $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   Money Market Fund                       $137,011        $2,638              $46,185
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   Municipal Money Market Fund             $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   New Jersey Municipal Money Market Fund  $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   New York Municipal Money Market Fund    $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   Pennsylvania Municipal Money Market     $0              $0                  $0
   Fund
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   Treasury Money Market Fund              $0              $0                  $0
   --------------------------------------- --------------- ------------------- --------------------
   --------------------------------------- --------------- ------------------- --------------------
   U.S. Government Money Market Fund       $3,917          $1,329              $1,306
   ======================================= =============== =================== ====================

=========================================== =============================== ======================================

Fund                                                   Class S                            Class S1
------------------------------------------- ------------------------------- --------------------------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
                                             Distribution     Fee Waiver      Distribution        Fee Waiver
                                                 Fees                             Fees
=========================================== ================ ============== ================= ====================
=========================================== ================ ============== ================= ====================
California Municipal Money Market Fund      $316,766         $34,476        $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
Florida Municipal Money Market Fund         $1,272,139       $3,422         $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
Money Market Fund                           $53,145,168      $0             $9,503,052        $5,718,781
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
Municipal Money Market Fund                 $4,873,803       $935           $2,005,652        $251,811
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
New Jersey Municipal Money Market Fund      $731,665         $0             $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
New York Municipal Money Market Fund        $203,653         $0             $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
Pennsylvania Municipal Money Market Fund    $895,944         $0             $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
Treasury Money Market Fund                  $10,460,185      $0             $0                $0
------------------------------------------- ---------------- -------------- ----------------- --------------------
------------------------------------------- ---------------- -------------- ----------------- --------------------
U.S. Government Money Market Fund           $7               $0             $2,558,009        $1,872,109
=========================================== ================ ============== ================= ====================

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended January 31, 2003 and by the Trust and the nine other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

=============================================================================================
                                                               Total Compensation from the
             Trustee                Aggregate Compensation     Evergreen Fund Complex for the
                                   from Funds for fiscal year      twelve months ended
                                       ended 1/31/2003               12/31/2002(1)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Laurence B. Ashkin(2)                       $18,104                      $52,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles A. Austin, III                      $43,492                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)                       $18,155                      $52,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
K. Dun Gifford                              $50,074                     $143,500
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James S. Howell(3)                          $16,961                      $52,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Leroy Keith Jr.                             $43,492                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald M. McDonnell                         $47,095                     $134,727
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas L. McVerry(4)                        $43,492                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Walt Pettit                         $43,492                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David M. Richardson                         $43,492                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Russell A. Salton, III                      $49,918                     $144,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael S. Scofield                         $55,490                     $160,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard J. Shima                            $43,873                     $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard K. Wagoner                          $43,492                     $125,000
=============================================================================================

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $93,750
                  Howell            $36,400
                  McVerry           $125,000
                  Pettit            $125,000

(2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
(3) As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. Mr. Howell's 3-year term as Trustee Emeritus expired.  Mr. Howell received compensation through December 31, 2002.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including any applicable sales charges) as of January 31, 2003. The returns for California Municipal Money Market Fund, New York Municipal Money Market Fund and U.S. Government Money Market Fund are cumulative. For more information, see `Total Return' under "Performance Calculations" in Part 2 of this SAI.

========================== ======================= ======================= ======================= =======================

       Fund/Class                 One Year               Five Years          Ten Years or Since        Inception Date
                                                                                 Inception                of Class
========================== ======================= ======================= ======================= =======================
==========================================================================================================================
California Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    0.92%                   N/A                     0.97%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.22%                   N/A                     1.35%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.68%                   N/A                     0.72%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market Fund (a)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    0.89%                   N/A                     2.29%                         10/26/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.20%                   N/A                     2.60%                         12/29/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.59%                   N/A                     2.11%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund (b)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                     1.14%                  3.94%                   4.23%                         01/04/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class B                    -4.56%                  2.86%                   3.64%                         01/26/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class C                    -1.55%                  3.01%                   3.91%                         08/01/1997
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.42%                   4.25%                   4.48%                         11/02/1987
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.82%                   3.93%                   4.32%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S1                   1.18%                   4.16%                   4.43%                         6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund (c)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    0.95%                   2.55%                   2.78%                         01/05/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.25%                   2.86%                   3.02%                         11/02/1988
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.65%                   2.54%                   2.87%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S1                   0.72%                   2.68%                   2.94%                         06/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Money Market Fund (a)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    0.90%                   N/A                     2.28%                         10/26/1998
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.21%                   N/A                     2.55%                         04/05/1999
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.60%                   N/A                     2.09%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
New York Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    0.82%                   N/A                     0.85%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.12%                   N/A                     1.15%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.52%                   N/A                     0.55%                         09/24/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Money Market Fund (d)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    1.10%                   2.58%                   2.74%                         08/22/1995
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.29%                   2.72%                   2.83%                         08/15/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.69%                   2.40%                   2.67%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------


--------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund (e)
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    1.14%                   3.78%                   4.06%                         03/06/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.44%                   4.09%                   4.37%                         03/06/1991
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.84%                   3.62%                   3.98%                         06/30/2000
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class A                    1.01%                   N/A                     1.46%                         6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class B                    -4.77%                  N/A                     -1.84%                        6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class C                    -1.76%                  N/A                     0.04%                         6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class I                    1.14%                   N/A                     1.62%                         6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S                    0.54%                   N/A                     1.02%                         6/26/2001
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
-------------------------- ----------------------- ----------------------- ----------------------- -----------------------
Class S1                   0.99%                   N/A                     1.40%                         6/26/2001
========================== ======================= ======================= ======================= =======================


(a) Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

(b) Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower.

(c) Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower.

(d) Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

(e) Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.


Yields

         Below are the yields for each class of shares of the Funds for the seven-day period ended January 31, 2003. For more information, see `Yield' under "Performance Calculations" in Part 2 of this SAI.

   ===================== ======================= ======================= =======================

        Fund/Class        7 Day Current Yield    7 Day Effective Yield       Tax Equivalent
                                                                                Yield (a)
   ===================== ======================= ======================= =======================
   =============================================================================================
   California Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.63%                   0.63%                   1.03%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.93%                   0.93%                   1.51%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.43%                   0.43%                   0.70%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   Florida Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.60%                   0.60%                   0.98%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.90%                   0.90%                   1.47%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.30%                   0.30%                   0.49%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.62%                   0.63%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class B               0.10%                   0.10%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------


   --------------------- ----------------------- ----------------------- -----------------------
   Class C               0.10%                   0.10%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.89%                   0.89%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.28%                   0.29%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S1              0.68%                   0.68%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.61%                   0.61%                   0.99%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.91%                   0.91%                   1.48%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.31%                   0.31%                   0.50%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S1              0.41%                   0.41%                   0.67%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   New Jersey Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.58%                   0.59%                   0.94%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.89%                   0.89%                   1.45%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.29%                   0.29%                   0.47%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   New York Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.58%                   0.58%                   0.94%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.87%                   0.88%                   1.42%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.27%                   0.27%                   0.44%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   Pennsylvania Municipal Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.70%                   0.70%                   1.14%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.95%                   0.96%                   1.55%
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.35%                   0.35%                   0.57%
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   Treasury Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.58%                   0.59%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.88%                   0.89%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.28%                   0.28%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   ---------------------------------------------------------------------------------------------
   U.S. Government Money Market Fund

   ---------------------------------------------------------------------------------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class A               0.51%                   0.51%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class B               0.10%                   0.10%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class C               0.10%                   0.10%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class I               0.64%                   0.64%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S               0.10%                   0.10%                   N/A
   --------------------- ----------------------- ----------------------- -----------------------
   --------------------- ----------------------- ----------------------- -----------------------
   Class S1              0.49%                   0.49%                   N/A
   ===================== ======================= ======================= =======================

(a)      Assumes the following combined federal and state tax rates: 38.6%

                      COMPUTATION OF CLASS C OFFERING PRICE

         Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class C shares of each Fund, as applicable. The example assumes a purchase of Class C shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class C shares at January 31, 2003. For more information, see "Purchase and Redemption of Shares" and "Pricing of Shares" in Part 2 of this SAI.

=============================================================================================================
                 Fund                     Net Asset Value Per      Sales Charge     Offering Price Per Share
                                                 Share
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Money Market Fund                                $1.00                 1.00%                 $1.01
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                $1.00                 1.00%                 $1.01
=============================================================================================================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

                =================================== ======================================
                     Average Daily Net Assets
                         of the Evergreen                      Administrative
                        Money Market Funds                    Service Fee Rates
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                        First $60 billion                          0.060%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $40 billion                           0.055%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $25 billion                           0.050%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                   On assets over $125 billion                     0.040%
                =================================== ======================================

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

================================================================= =====================
                                                                  Administrative Fees
Fund/Fiscal Year or Period                                                Paid

================================================================= =====================
---------------------------------------------------------------------------------------
Fiscal Year Ended January 31, 2003

---------------------------------------------------------------------------------------
----------------------------------------------------------------- ---------------------
California Municipal Money Market Fund                            $108,056
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Florida Municipal Money Market Fund                               $140,691
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Money Market Fund                                                 $13,871,672
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Municipal Money Market Fund                                       $1,618,179
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund                            $103,936
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
New York Municipal Money Market Fund                              $72,698
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                          $150,118
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Treasury Money Market Fund                                        $2,189,155
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
U.S. Government Money Market Fund                                 $2,573,728
----------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------
Fiscal Year or Period Ended January 31, 2002

---------------------------------------------------------------------------------------
----------------------------------------------------------------- ---------------------
California Municipal Money Market Fund (a)                        $35,904
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Florida Municipal Money Market Fund                               $121,017
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Money Market Fund                                                 $11,601,131
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Municipal Money Market Fund                                       $1,012,694
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund                            $101,944
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
New York Municipal Money Market Fund (a)                          $25,118
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                          $153,773
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Treasury Money Market Fund                                        $2,325,973
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
U.S. Government Money Market Fund (b)                             $916,195
----------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------
Fiscal Year Ended January 31, 2001

---------------------------------------------------------------------------------------
----------------------------------------------------------------- ---------------------
Florida Municipal Money Market Fund                               $93,173
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Money Market Fund                                                 $8,104,520
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Municipal Money Market Fund                                       $734,081
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
New Jersey Municipal Money Market Fund                            $75,498
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Pennsylvania Municipal Money Market Fund                          $122,646
----------------------------------------------------------------- ---------------------
----------------------------------------------------------------- ---------------------
Treasury Money Market Fund                                        $2,275,296
----------------------------------------------------------------- ---------------------

(a) For the period September 24, 2001 (commencement of operations) through January 31, 2002.
(b) For the period June 26, 2001 (commencement of operations) through January 31, 2002.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:

================================== ===================== =======================
                                    Annual Fee Per Open   Annual Fee Per Closed
                                          Account*              Account**
    Fund Type
---------------------------------- --------------------- -----------------------
---------------------------------- --------------------- -----------------------
    Money Market Funds                         $26.75                 $9.00
================================== ===================== =======================
   *For shareholder  accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
  **Closed  accounts are maintained on the  system  in  order  to  facilitate
    historical   and  tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the independent auditors' reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400 by calling 1.800.343.2898, or by downloading it off our website at EvergreenInvestments.com

                  ADDITIONAL INFORMATION CONCERNING CALIFORNIA

         The information set forth below is derived from sources that are generally available to investors, including official statements for debt offerings of California and other issuers in the state. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California or local issuers in the state. It should be noted that the creditworthiness of obligations issued by local issuers in the state may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payments on such local obligations in the event of a default.

General

         Following several years of very strong growth in the late 1990's, which produced large State revenue surpluses, the State's financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession, but with a severe downturn in the high technology sector centered in the San Francisco Bay Area and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels since mid-2000. By 2002, the State faced a budget "gap" of more than $23 billion, over 25% of its General Fund revenue. See "Recent Financial Results--Fiscal year 2002-03 Budget" below. By January 2003, the Governor reported that revenues are expected to be substantially below earlier projections, and estimated that a budget gap of almost $35 billion would have to be addressed for the balance of the 2002-03 fiscal year and the upcoming 2003-04 fiscal year. See "Recent Financial Results - Current Budget Shortfall" below. In May 2003, the Governor increased the estimate of the budget gap to $38.2 billion. To close this gap, the Governor proposed a combination of large spending cuts, transfers of program responsibility to local governments, limited fund transfers, deferrals and loans, and issuance of bonds to spread out repayment of a $10.7 billion accumulated budget deficit over several years. The 2003-04 budget will require significant spending cuts in virtually all parts of State government, including aid to local governments and schools. The sluggish economy and cuts in State aid will adversely affect local government finances in 2003 and beyond.

         The State is facing serious cash flow difficulties. It has had to resort to external borrowing starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. Further external cash flow borrowings are required before the end of June 2003, and into the 2003-04 fiscal year. To this end an $11 billion cash flow borrowing is scheduled for mid-June 2003. The State's ability to meet its cash requirements will continue to depend on access to capital markets until it brings revenues and expenses into closer balance. See "Recent Financial Results
- Cash Flow Requirements" below. In December, 2002, the ratings of the State's General Obligation bonds were reduced by Standard & Poor's from "A+" to "A" and by FitchRatings from "AA" to "A" and both agencies reduced the ratings on the State's short-term Notes. In early 2003 Moody's lowered its General Obligation Bond ratings from "A1" to "A2" and in April reduced the ratings on the State's short-term notes. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California continue to deteriorate, its credit ratings could be reduced further, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Economic Factors

         California's economy is the largest among the 50 states and one of the largest in the world. The State's population of over 35 million represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to almost 2% in the final years of the 1990's. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,139 billion in 2002, accounts for almost 13% of all personal income in the nation. Total employment is over 16 million, the majority of which is in the service, trade and manufacturing sectors.

         Following a severe recession in the early 1990's, California began a period of strong growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed since the start of 2001 reflecting weakness in overseas economies (particularly in Asia). The terrorist attacks on September 11, 2001 resulted in a further, but mostly temporary, economic decline tourism-based areas. Job losses have been concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State. Statewide, modest job growth appeared to have begun by early 2002, but job growth stalled by summer 2002. Unemployment reached almost 7% by year-end, at which time the State Department of Finance described the State economy as "in a holding pattern." Personal income rose by only 1% in 2002. Residential construction and home sales remained strong, in part due to low interest rates, but nonresidential construction declined for the second consecutive year in 2002. In January, 2003, the State Department of Finance projected there would be only slow growth in the economy in 2003, with moderate growth in 2004. The recession, combined particularly with the decline in the stock markets since mid-2000, will result in much weaker State revenues than previously projected, as discussed further below under "Recent Financial Results."

         Widely publicized difficulties in California's energy supplies had been seen in early 2001 to pose some risks to the economy, but during the summers of 2001 and 2002 there were no electricity blackouts or shortages of natural gas. Although energy prices have risen from the levels of three years ago, they have now appeared to have stabilized. Energy difficulties are mitigated by the fact that California's economy is very energy-efficient. U.S. Department of Energy statistics for 1999 revealed that California ranked 50th of the 50 states in energy expenditures as a percentage of state domestic product. A number of investigations and lawsuits are ongoing against energy suppliers seeking refunds for California customers for alleged overcharges during the crisis period in 2000 and 2001.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

         Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax."

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

         Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

         Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

         In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

         The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

         "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges.

With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990's because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980's when State appropriations were above the limit. The State Department of Finance estimates the State will be about $16.5 billion below its appropriation limit in fiscal year 2001-02 and $10.6 billion under the limit in 2002-03.

         Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California municipal obligations or on the ability of the State or local governments to pay debt service on such California municipal obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

         Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of May 1, 2003, the State had outstanding approximately $29.6 billion of long-term general obligation bonds and $6.7 billion of lease-purchase debt supported by the State General Fund. The State issued $4.35 billion of new general obligation bonds between February and May 2003 (a portion as variable rate obligations), and planned an additional sale of about $1.8 billion in June 2003. This rapid increase has been caused in significant part by voters' approval of $21.4 billion of new bond authorizations in two elections in 2002. Thus, as of May 1, 2003 the State had about $24.9 billion of authorized and unissued long-term general obligation bonds and $4.1 billion of authorized and unissued lease-purchase debt. In FY 2001-02, debt service on general obligation bonds and lease purchase debt was approximately 4.5% of General Fund revenues. At least another $22 billion of bond authorizations, for education and high-speed rail construction, are presently scheduled to be on the ballot in 2004.

Recent Financial Results

         The principal sources of General Fund tax revenues in 2001-02 were the California personal income tax (50 percent of total tax revenues), the sales tax (33 percent), corporation taxes (8 percent), and the gross premium tax on insurance (2 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources have been extraordinarily strong in the late 1990's and 2000, they are particularly volatile. In preparing the most recent budget, the State took account of the recent drop in stock market levels and reduced its estimated receipts from these revenues as compared to prior years. The Administration has projected that this source of revenue will drop from 25% of all General Fund revenues in 2000-01 to 11% in 2001-02 and 8% in 2002-03; this represents the bulk of the total General Fund revenue shortfall in these two fiscal years.

         The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

         Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

Recent Budgets.

         The economy, and especially the stock markets, grew strongly during the second half of the 1990's, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled $8.7 billion at June 30, 2000 and $6.3 billion at June 30, 2001. However, the SFEU balance at June 30, 2001 included as an asset the $6.1 billion loan to the State Department of Water Resources for power purchases (see "Cash Flow Requirements" below), and the General Fund's available cash at that date was considerably less. The balance at June 30, 2002 was estimated as negative $3.5 billion, which would increase to negative $10.7 billion by June 30, 2003.

         The growth in General Fund revenues 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to around $7,000 per pupil in FY 2001-02. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels. The improved budget condition also allowed annual increases in support for higher education in the State, permitting increased enrollment and reduction of student fees.

         Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid. Generally, health and welfare costs have been contained even during the recent period of economic recovery, with the first real increases (after inflation) in welfare support levels occurring in 1999-2000 and additional increases in 2000-01.

         An important element of recent Budget Acts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the "VLF"). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

Fiscal Year 2001-02 Budget.

         The 2001-02 Budget Act (the "2001 Budget Act") was signed on July 26, 2001. The 2001 Budget Act included $78.8 billion in General Fund expenditures, a reduction of $1.3 billion from the previous year. General Fund revenues in fiscal year 2001-02 were projected to drop to $75.1 billion, a decline of almost 4 percent from the prior year, reflecting the economic slowdown and the sharp drop in capital gains and stock option revenue. The excess of expenditures over revenues was to be funded by using a part of the budget reserve from the prior year.

         The 2001 Budget Act was projected to be able to sustain the reduced revenues without major program reductions because part of the previous 2000-01 Budget Act was for one-time spending, which did not have to be continued. The

2001 Budget Act contained much less one-time spending for capital outlay. However, General Fund revenues in 2001-02 ultimately proved to be far below projections, totaling only about $64 billion (compared to the 2001 Budget Act estimate of around $75.1 billion), largely due to reduced capital gains realizations and weaker economic activity. To partially offset this reduction, the Governor proposed, and the Legislature approved, mid-year spending cuts for 2001-02 totaling $2.3 billion. By the time of the May Revision to the Governor's Budget released in May, 2002, the Governor projected that the combined shortfall or budget "gap" between expected revenues and projected expenditures based on existing statutes totaled $23.4 billion for the two fiscal years, 2001-02 and 2002-03.

Fiscal Year 2002-03 Budget

         The magnitude of the budget gap which had to be addressed led to a substantial delay in enactment of the 2002-03 Budget Act ("2002 Budget Act") until September 5, 2002, more than two months into the fiscal year. Despite delay in approval of the Budget Act, most State operations continued based on continuing appropriation legislation, constitutional requirements or court orders. Debt service on State debt was paid, most health and welfare programs and education payments were funded, and State employees, other than elected officials and senior management employees, were paid.

         The 2002 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. The principal components of the 2002-03 budget were:

         1. Program cost savings in the 2001-02 and 2002-03 fiscal years totaling about $7.458 billion. This included the $2.3 billion of 2001-02 mid-year budget reductions enacted by the Legislature. The largest savings occurred in education, health, social services and State operations, and include deferral or elimination of previously enacted program expansions and elimination of workload and cost of living adjustments in numerous programs. By year-end 2002, it appeared some of the projected savings would not be achieved.

         2. The  receipt  of $4.5  billion in  2002-03  from the  securitization
(sale) of a large portion of the State's future receipt of payment from tobacco companies from the settlement of litigation against those companies. This sale was scheduled to close in two segments. The first sale, which produced $2.5 billion of receipts to the General Fund, closed in February 2003. The second sale, expected to produce up to $2.0 billion in April 2003, was cancelled because of turmoil in the market for such "tobacco securitizations" after an Illinois trial court rendered a judgment of $10.1 billion against Philip Morris, Inc., one of the largest tobacco manufacturers. This increased the accumulated deficit by $2 billion.

         3. A total of $2.028 billion in loans from various funds, including $1.218 billion from transportation funds.

         4. The shift of $1.328 billion of expenditures from the General Fund to other funding sources, such as special funds and proposed future bond funds.

         5. The receipt of $1.2 billion additional revenues in 2002-03 from a two-year suspension of the deductibility of net operating losses provided in current law.

         6. General Fund savings of $1.728 billion from the deferral of $1.047 billion of education expenditures from 2001-02 to early 2002-03 and $681 million of education expenditures from 2002-03 to early 2003-04. These deferrals were not expected to significantly impact underlying programs.

         7. General Fund savings of $1.083 billion ($223 million in 2001-02 and $860 million in 2002-03) from issuing refunding bonds to pay selected maturities of general obligation bonds due between February 2002 and June 2003.

         8. Anticipated increases in federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.081 billion. The Administration has more recently estimated only about $400 million will be received.

         9. Additional revenue of $1.651 billion in 2002-03 due to Federal Tax Conformity and Tax Compliance ($1.081 billion); increasing the withholding on stock option and bonus income from 6 percent to 9.3 percent ($400 million); and suspending the teacher retention credit for one year ($170 million).

         10. Accelerations and transfers from other funds to the General Fund totaling $1.585 billion. Despite the challenge represented by the severe revenue decline and the budget gap, the 2002 Budget as enacted contained the following major components. As noted in the caption "Current Budget Shortfall" below, many of these budget elements are likely to be cut.

         11. Total K-12 spending increased 2.8 percent from the revised 2001-02 estimates. Total K-12 spending per pupil increases from $6,610 in 2001-02 to $7,067 in 2002-03.

         12. Funding for higher education decreased by 0.2 percent in 2002-03 compared to the revised 2001-02 estimates.

         13. The Budget continued to limit the growth in State government with the elimination of positions and the reduction of State operations expenditures. In addition to the 6,600 positions eliminated by the Administration since 1999, 7,000 State government positions will be eliminated (6,000 in 2002-03 and 1,000 by June 30, 2004).

         14. Although funding for youth and adult corrections decreased by 4.7 percent from the previous year, the Budget sustained funding for public safety. While total funding for health and human services decreased by 2.1 percent, the Budget funded health insurance coverage for children and critical care programs for seniors.

         15. There were no significant tax increases, and no significant reductions in support for local governments. A one-time shift of $75 million in property taxes from redevelopment agencies to schools will reduce State aid to schools by a like amount.

         The Administration has estimated, in the proposed Budget for 2003-04, that General Fund revenues and transfers in 2002-03 will be about $6 billion below the estimates made when the 2002 Budget Act was adopted. The largest component is a projected $3.7 billion shortfall in personal income tax receipts. The Administration also adjusted final estimated receipts for 2001-02 downward by about $1.7 billion, leaving the SFEU or budget reserve at an estimate negative $3.5 billion on June 30, 2002. The Administration projects that the SFEU will be at a negative $5.85 billion as of June 30, 2003. This estimate assumes the Legislature will approve billions of dollars of current-year spending reductions, described below.

Current Budget Shortfall

         In mid-November, 2002, the Legislative Analyst (an independent office under the State Legislature) issued a report (the "LAO Report") indicating the State faced dire fiscal conditions. The principal causes of the continuing fiscal difficulty were identified as (i) the use of so many one-time budget solutions, such as bond sales, interfund borrowings and deferrals, to solve the $23.6 billion gap in the 2002 Budget, without enough emphasis on closing the structural imbalance between ongoing revenue sources (taxes) and ongoing expenditure commitments, (ii) the likelihood that some of the assumptions in the 2002 Budget would not be met, and (iii) a significant downward revision in revenue estimates deriving from the continued sluggishness of the State economy and stock market.

         Shortly after the LAO Report was released, the Governor announced that the Administration also projected a substantial budget gap in 2002-03 and 2003-04, and he called a special session of the Legislature to begin on December 9, 2002 to take up legislation for mid-year spending cuts and other budgetary actions. As part of the 2003-04 Governor's Budget proposal, released January 10, 2003 (the "2004 Governor's Budget"), the Governor called for immediate actions to reduce the budget gap by about $10.2 billion, of which $5.5 billion would be seen in 2002-03 and the balance in 2003-04. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Fiscal Year 2003-04 Budget

         The 2003 Governor's Budget released further budget projections, indicating that for the combined 2002-03 and 2003-04 period, the nominal budget "gap" to be addressed was in the neighborhood of $35 billion. This consisted of about $17.7 of reduced revenues compared to earlier projections, $4.5 billion of additional expenditures, and the "loss" of $12.6 billion in budgetary resources allocated to one-time budgetary actions taken in the 2002 Budget Act which could not be duplicated (such as the sale of future tobacco settlement receipts).

         The 2004 Governor's Budget sought to close the entire $35 billion gap in the context of actions which would be completed by the end of the 2003-04 fiscal year. The overall proposal included about $20.8 billion of spending reductions which would have severely affected local governments, schools, health and social services programs, higher education and most other State programs; only corrections programs were largely unaffected. The second largest element of the 2004 Governor's Budget Proposal was to transfer responsibility for many health and social services programs to local governments, relieving the State of over $8.1 billion of costs. The Governor proposed to fund this "realignment" of government programs with new taxes, which would be dedicated to local governments. Finally, the Governor proposed about $5.8 billion of additional funding shifts and transfers, loans, and other revenues. Among these is an assumption that an additional $1.5 billion in receipts can be obtained from Indian gaming operations, and bonding or loans to pay $1.5 billion of payments due in 2003-04 to the two largest State pension funds.

         As noted above under "Current Budget Shortfall," some budget reductions were passed by the Legislature in March and April, 2003, but less than the amounts requested by the Governor. In May 2003, the Governor released the May Revision to the 2004 Governor's Budget ("2004 May Revision"), which updated forecasts and provided a substantially revised budget plan for 2003-04.

         First, the 2004 May Revision estimated that the budget gap had grown to about $38.2 billion (not counting the actions already taken), largely due to the cancellation of the $2 billion tobacco securitization scheduled in April 2003, and higher caseloads in certain programs. Actual tax revenues were reported to be very close to the projections made in the 2004 Governor's Budget in January, with some small signs of recovery in personal income tax withholding and corporate tax receipts.

         In the 2004 May Revision, the Governor recognized that many of his earlier proposals required more analysis, and that many parties preferred to solve the budget problem over more than one year. Accordingly, the 2004 May Revision divided the $38.2 billion gap into three main components:

1. The Governor proposed to fund the estimated accumulated budget deficit as of June 30, 2003 of $10.7 billion with issuance of deficit retirement bonds during 2003-04, to be repaid from a dedicated one-half cent increase in the State sales tax, which would disappear once the bonds were repaid.

2. Once the accumulated deficit was removed from the books, the 2003-04 budget would be balanced with a combination of spending cuts, interfund loans and transfers, and some additional borrowing. Also, the Governor reduced his original "realignment" proposal from $8.1 billion to $1.7 billion, and proposed cigarette tax increases and a new higher personal income tax bracket for the highest earners to fund these costs for counties. As noted, some of these actions have already been taken. A major assumption in the 2004 May Revision is that the State will terminate its payments to local governments to "backfill" the offset to vehicle license fees enacted several years ago, which costs the State $4.2 billion per year. The Administration expects that action can be taken under existing law to terminate the backfill and have the vehicle license fee paid by drivers increased back to the original level, so that local governments will not be harmed by this shift. The overall budget plan for 2003-04 calls for revenues and transfers of $70.9 billion and expenditures of $70.4 billion, leaving a budget reserve of about $500 million.

3. The 2004 May Revision explicitly recognized that balancing the 2003-04 budget still left an ongoing "structural deficit," as had been identified in the November 2002 LAO Report noted above, which would cause the 2004-05 budget to be about $7.9 billion out of balance in the absence of corrective action. The Governor urged the Legislature to take action during the balance of the 2003 legislative session (which will end on September 15, 2003) to start to address these structural imbalances so that future budgets will not face the same pressures as the State currently has.

Cash Flow Requirements

         The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes ("RANs") and warrants. In the first half of calendar 2001, the State Department of Water Resources ("DWR") had taken over the responsibility of purchasing electricity to meet certain needs of the customers of investor-owned utilities ("IOUs"), because factors deriving from a failed deregulation program and unusual market conditions which had driven up the spot prices of electricity and natural gas had combined to make the State's two largest IOUs insolvent. To fund these purchases, the DWR borrowed over $6 billion from the General Fund. Repayment of this loan was planned to be made from proceeds of power revenue bonds to be issued by the DWR which will be secured by a portion of retail customers' electricity bills. (There will be no taxes or liability of the General Fund to repay the power revenue bonds.)

         The State issued a then-record $5.7 billion of RANs in October 2001 to fund its cash management needs in 2001-02, with a maturity date of June 28, 2002. It had been assumed that the DWR power revenue bonds would be issued by that time, to repay a net loan of $6.1 billion plus interest. When the DWR bond sale was delayed, and revenues were falling below projections, as reported above, the State Controller issued $7.5 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing which could extend beyond the end of the fiscal year, to assure adequate cash resources for State operating needs in June 2002 and for the start of the next fiscal year. The RAWs were issued in June, 2002 and matured in October and November 2002.

         Because of weaker receipts, delay in enactment of the 2002-03 budget, and uncertainty about the schedule for issuance of the DWR power revenue bonds, the State issued $12.5 billion of RANs for cash management purposes in the 2002-03 fiscal year. This record borrowing was completed, in two parts, by early November, 2002, with all of the notes due on June 20 or June 27, 2003. The DWR power revenue bonds were finally successfully issued in mid-November, 2002, providing an infusion of $6.5 billion to the General Fund, and the first phase of the tobacco securitization brought an additional $2.5 billion in February 2003, both of which were significant assumptions in the State's cash flow projections for repayment of the 2002-03 RANs.

         By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. The cash shortfall became more serious for the reasons noted above that the budget gap increased by $3 billion between January and May 2003. Accordingly, the State is planning to issue $11 billion of RAWs to pay the RANs and other obligations in June 2003, and to cover cash flow requirements in the summer of 2003. The 2004 May Revision assumes that the State will issue about $3 billion of RANs in early fall 2003 to fund the remainder of its cash management needs. If the 2003-04 Budget Act is not enacted in a timely fashion, the State could exhaust its cash, and the Controller may be forced to pay some of the State's obligations with "registered warrants," an interest-bearing note which cannot be redeemed for cash until the State has sufficient new cash resources. Until the State brings the "structural imbalance" between its revenue sources and spending obligations into balance, it may continue to depend on having access to the public debt markets in order to fund its ongoing cash obligations and to repay cash flow borrowings.

Bond Rating

         The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California's general obligation bonds as high as "AA" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. As of May 1, 2003, Standard & Poor's had reduced California's senior ratings to "A," Fitch had reduced the ratings to "A" and Moody's had reduced its ratings to "A2," and Fitch maintained the State's credit ratings on watch with negative implications. All three agencies reduced the ratings of the State's cash flow notes to the second tier of short-term ratings.

         There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

         The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs.

         In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). For 2001-02, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments in 2003-04 and beyond.

         To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in FY1995-96 and FY1996-97, and is facing a new health care funding crisis in 2002-03. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years. See "Recent Financial Results--Current Budget Shortfall" and "---Fiscal Year 2003-04 Budget."

         Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

         The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

         Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

         Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

         The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

         Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 15,982,378 as of the 2000 census. This represents a 23.5% growth since the 1990 census. Pending confirmation, the Office of Economic and Demographic Research of the Florida legislature estimates that Florida's population will have increased to 16,683,876 by the end of 2002, and to nearly 17,000,000 by the middle of 2003. The Demographic Estimating Conference Database projects Florida's population will exceed 18,800,000 by 2010 and 21,700,000 by 2020. Only California, New York and Texas have populations larger than Florida. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas.

         Economic Conditions and Outlook. The current Florida Economic Consensus estimating Conference forecast shows that the Florida economy is expected to grow at a slower pace than was experienced in the last years, but will continue to outperform the U.S. as a whole. At the end of 2001, both Florida and the U.S. as a whole, had unemployment rates of 4.8%. In 2003, Florida's rose to 5.8%, while the U.S. rate rose to 6.0%. Total personal income in Florida rose from $466,130,000,000 in 2001, to $488,745,000,000 in 2002, or a rise in per capita income form $28,407 to $29,294.

         Tourism is an important element of Florida's economy. Since the terrorist attacks of September 2001, Florida has experienced a precipitous drop in tourist arrivals, but a steady recovery is expected.

         Another important element of Florida's economy is construction. The number of combined single and multi-family private housing starts spiked to a level of 175,000 in 2002, due to low interest rates.

P
Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 5% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216, Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator. Over the last three years, the budget process has grown increasingly contentious in the legislature and special sessions have been required to adopt the State's budget.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the state budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Cabinet are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court.
Article VII, Section 1(d) of the constitution states, a Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year.

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), Florida Statutes, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The  State  of  Florida  has  fully  implemented  a   performance-based
budgeting system under Chapter 216, Florida Statutes. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for

State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, Florida Statues.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the Working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for all governmental fund types are the sales and use tax, the motor fuel tax, the documentary stamp tax and the corporate income tax, which were 35.9%, 4.07%, 3.7% and 2.8%, respectively, of the total receipts of that fund for fiscal year 2001-02. Florida's Constitution and statutes mandate that the state budget as a whole and each separate fund within the state budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which amounted to $15.6 billion for fiscal year 2001-02. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price or fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding countywide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (a) rentals of tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (b) admissions to places of amusements, most sports and recreation events; (c) utilities, except those used in homes; and (d) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services; insurance and certain personal service transactions; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, communications service tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Tax Cuts. Due to recent budget surpluses, the state has begun to implement a series of tax cuts in addition to funding the Budget Stabilization Fund, Working Capital Fund and other reserve funds. The 2002-03 budget contained approximately $5.9 billion in tax relief. The legislature has yet to determine the level of tax cuts in the 2003-04 budget, but the Governor has proposed another $2.2 billion in tax savings. The most significant source of tax cuts has been a reduction in the intangible property tax rate and documentary stamp tax.

         Historically, for a short period each year, the sales and use taxes are suspended on purchases of certain essential items priced less than $100, such as items of clothing. This provision, however, was not included in the 2002-03 budget. The burden of state taxes is expected to be reduced to 6.0% of personal income, the lowest level since1991.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service ("Moody's") (Aa2), Standard and Poor's Ratings Services ("S&P") (AA+) and Fitch IBCA, Inc. ("Fitch") (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mils on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived form the projects.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(a) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (b) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         The state's outstanding debt which is primarily payable from state revenue and secured by the full faith and credit of the state, decreased from $9.5 billion in fiscal year 2000-01, to $9.4 billion in fiscal year 2001-02 and increased to $9.9 billion in fiscal year 2001-02. For the same years, the state's debt service payments equaled $717 million, $737 million and $755 million, or 1.90%, 1.80% and 1.65% of total state expenditures for each respective year.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to statewide, regional and local conditions within Florida. Adverse changes to statewide, regional or local economies may adversely affect the creditworthiness of Florida and its political subdivisions. Also, some revenue obligations may be issued to finance construction of capital projects, which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority, which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived in part from information disclosed in the Florida Comptroller's Annual Report dated February 15, 2001. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State's financial position.

         A.       Nathan M. Hameroff, M.D., et al v. Agency for Health Care
                                                        Admin., et al
                  --------------------------------------------------------------

         Case No. 95-5936, Leon County Circuit Court, 2nd Judicial Circuit. This is a class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. The case went to trial October 3-4, 2000. On February 5, 2001, the trial court ruled that Section 395.705, Florida Statutes, was unconstitutional and disallowed further assessments. Judgment was entered against the Agency on February 15, 2001. The Agency successfully appealed that order to the First District Court of Appeal, and the Florida Supreme Court denied certiorari of the appellate courts decision. However, during the pending appeal, the plaintiffs returned to the Circuit Court with a new theory of the PMATF being an unconstitutional income tax and prevailed in an order dated December 20, 2002. Additionally, the Circuit Court entered an order on January 7, 2003, finding a subclass of plaintiffs to which the PMATF should have never applied. The Agency has appealed both orders. The potential refund liability for all such suits could total approximately $144 million.

         B.       Savona, et al v. Agency for Health Care Administration

         Case No. 96-6323, Leon County Circuit Court, 2nd Judicial Circuit. In this case, Plaintiffs sought retroactive and prospective relief on behalf of a class of Medicaid providers (doctors), demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $98 million, inclusive of interest, fees, and costs, would be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share (within the Medicaid Program) would be 45 percent of the $98 million. Final judgment on the settlement was entered on June 18, 2001. The Legislature appropriated $32 million in the 2001-02 budget for the first installment, which was paid on July 27, 2001. The second of three settlement installments was paid on July 25, 2002.

         C.       State Contracting and Engineering Corp. v. Florida Department
                                                        of Transportation, et al
                  --------------------------------------------------------------

         Case No. 98006566(11), 17th Circuit Court, Broward County. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier soundwall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design on the subsequent projects. The case went to trial on January 28, 2002. After a verdict in favor of Plaintiff, a judgment in the amount of $9,111,217 was issued. The Department transferred $10,230,000 to the court registry to cover the judgment and post-judgment interest. The case is on appeal.

         D.       Riscorp Insurance Company, et al v. Florida Department of
                                Labor and Employ-ment Security and Mary B. Hooks
                  --------------------------------------------------------------

         Case No.  99-5027,  Leon County  Circuit Court,  2nd Judicial  Circuit.
Pursuant to Section 440.51, Florida Statutes, the Department collects assessments on "net premiums collected" and "net premiums written" from carriers of workers compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." Riscorp is seeking refunds of approximately $35 million. On December 27, 2001, the Court granted plaintiffs' motion for partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium in calculating assessments paid for years 1995 - 1998. A stipulated Final Judgment was entered on August 15, 2002, in favor of RISCORP in the amount of $22,475,886. The Department has appealed that Final Order to the First District Court of Appeal. On July 25, 2002, a stipulated Final Judgment was entered in favor of the Florida Hospitality Mutual Insurance Company in the amount of $1,620,869. The Department has appealed that Final Order to the First District Court of Appeal, and the appeal has been consolidated with the RISCORP appeal.

         E.       U.S. Environmental Protection Agency v. Florida Department
                                                          of Transportation
                  --------------------------------------------------------------

         The issue constitutes an environmental claim. Title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.6 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal. The EPA is currently preparing an Amended Record of Decision. On November 14, 2002, a tolling agreement was signed which extended the time to sue until December 1, 2003.

         F.       Sarnoff v. Department of Highway Safety and Motor Vehicles

         Case No. SC01-351 Florida Supreme Court. This suit alleges the improper setting of the fee for the motor vehicle inspection program. Plaintiffs challenge the constitutionality of Section 325.214(2), Florida Statutes, which imposes a $10.00 fee on the emissions inspection of automobiles in seven of Florida's 67 counties, and seek class action certification, declaratory judgment and refund claims. On December 29, 2000, the First District Court of Appeal reversed the trial court's class certification order, and a rehearing was denied on February 2, 2001. Plaintiffs have invoked the discretionary review of the Florida Supreme Court on this issue. Oral Argument was held on November 7, 2001. The decision of the Florida Supreme Court has not been made. The amount of potential loss to the State was originally estimated to be $96-106 million. The decision of the Florida Supreme Court has been rendered. The Court has limited the issue in Sarnoff to a constitutional challenge to former Section 325.214, Florida Statues, as amended by Section 2 of Chapter 98-254, Laws of Florida, which sets the $10.00 emissions inspection fee. Potential liability has therefore been significantly reduced.

         G.       Paul K. Mateo, et al., v. Florida Department of Revenue,et al.
                  --------------------------------------------------------------

         Case No. 1D01-4836, First District Court of Appeal. This is a class action suit seeking declaratory relief and a tax refund of sales taxes paid on the lease of motor vehicles where the concerned price included a $2.00 surcharge imposed by Section 212.0606, Florida Statutes. The Department was successful in moving to dismiss Plaintiff's Complaint in the trial court. A trial court dismissed an Amended Complaint challenging the constitutionality of the statute with prejudice. The trial court found that the Plaintiff had not complied with the requirements of Section 215.26, Florida Statutes, thereby making the plaintiff's non-compliance with the statute fatal to his refund request. The Plaintiff timely appealed the trial court's order of dismissal. The appeal was set for oral argument on September 18, 2002. The plaintiff lost the appeal, and the case was settled in favor of the Department.

         H.       Transitions Optical, Inc. v. Florida Department of Revenue,
                                                        et al.
                  --------------------------------------------------------------

         Case No. 2D00-4208, Section District Court of Appeal. In this case, Transitions Optical and co-Plaintiff, Pepperidge Farm, brought a class action suit (Case No. 99-8574-CI-20, 6th Judicial Circuit) on behalf of themselves and all other similarly situated businesses, challenging the imposition of ad valorem county taxes on the computer software owned and operated by them in their places of business, and seeking a refund of all ad valorem taxes previously paid. The Transitions Optical, Inc., case is currently on appeal in the Second District Court of Appeal. The trial court denied a motion to dismiss and certified a class of taxpayers. The Department of Revenue filed a notice of appeal of the order on class certification. The Pepperidge Farm Polk County case is currently on appeal in the Second District Court of Appeal. This case pertains to ad valorem taxes that relate to county funds and not the State of Florida. The estimated loss to the counties of the State may be in excess of $25 million.

         I.       Rendon v. Florida Department of Transportation, et al.
                  ------------------------------------------------------

         Case No. 96-18090(27) Eleventh Judicial Circuit. The Plaintiffs (persons covered by the Americans with Disabilities Act or ADA) in this certified class action suit, seek a declaratory judgment that Sections 320.0848
(2) and (3), Florida Statutes, violate the Americans with Disabilities Act of 1990 in that the surtax charged for a disabled parking permit is illegal. Issues include the right to proceed with refund claims when no one has applied for a refunds claim. On November 14, 2001, the trial court granted Plaintiffs' motion for summary judgment. On February 25, 2002, the State appealed the decision to the Third District Court of Appeal (Case No. 3D02-61). On October 30, 2002, the Third District Court of Appeal reversed the Trial Court's decision and granted Summary Judgment in favor of the State. The State was found not to violate the ADA and no refund was required. Rendon has petitioned the Florida Supreme Court seeking jurisdiction (case No. SC03-42). The Attorney General is representing FDOT and the Department of Highway Safety and Motor Vehicles. Estimated loss to the State could be in excess of $25 million.

         J.       Pharmaceutical Research and Manufacturers of America v.
                   Rhonda M. Medows & Rob Sharpe (in their official capacities)
                  --------------------------------------------------------------
                  Agency for Health Care Administration, 4:01 CV356-WS
                 (Stafford, W.)
                  --------------------------------------------------------------

         U.S. District Court (N.D. Fla.). "Pharma" is challenging the recent Medicaid preferred drug list on constitutional and civil rights grounds. Pharma alleges that the statute is preempted by federal law under the Supremacy Clause of the United States Constitution and deprives Pharma members of federally protected rights. Complaint was filed August 7, 2001. A decision finding for the Agency on all counts was rendered on December 28, 2001. Pharma appealed this case to the U.S. Eleventh Circuit Court of Appeals. The appellate court upheld the decision in favor of the defendants on September 6, 2002. Pharma filed a petition for a writ of certiorari in the U.S. Supreme Court on December 5, 2002, to which the Agency responded on January 8, 2003. Although this lawsuit does not claim money damages, the fiscal impact to Medicaid could be as high as $300 million annually on anticipated savings to the pharmacy program if an injunction is rendered against the Agency.

K.       St. Paul Surety v. Florida Department of Transportation

         This is a pre-suit claim arising out of Case No. CI 00-6996, 9th Judicial Circuit, Orange County, Florida (Cone Constructors, Inc., v. FL Dept of Transportation). In that case, the Florida Department of Transportation terminated Cone Constructors, Inc., on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors, Inc., sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, the contractor filed for bankruptcy and the Department was able to settle the dispute with the bankruptcy trustee for a payment of $575,000. However, once Cone constructors, Inc., was terminated, St. Paul was required to finish the project and did so. It now alleges that it has incurred losses on the project, for which it is seeking damages form the Department. Estimated loss to the State could be in excess of $25 million.

L.       Traylor Brothers, Inc. v. Department of Transportation

         Case No. 02-856, 17th Judicial Circuit, Broward County. The Department of Transportation contracted with Traylor Brothers to construct a `signature' bascule bridge over the Intercoastal Waterway in Fort Lauderdale, Florida. Traylor brothers has sued the Department for breach of contract alleging, among other things, that the contract documents contained errors, defects, and omissions and failed to disclose the complexity of the project, that the Department failed to properly administer and coordinate the construction activities under the contract, and that there were differing site conditions. Discovery has been undertaken by both parties. Traylor Brothers has not filed its Qualified Acceptance Letter setting forth its claims. Potential loss to the State is estimated at $30 million.

         M.       Graves Brothers v. Florida Citrus Commission

         Case No. 02-CA-004686, Tenth Judicial Circuit Court. Five citrus blenders filed a challenge to the "box tax" of the Florida Citrus Commission,
Section 601.15, Florida Statutes. The complaint states that the tax is an illegal imposition upon compelled speech. The case has been transferred to Polk County. The final hearing in this case is set for June 2003. Potential loss to the State is estimated at $100 million.

                  ADDITIONAL INFORMATION CONCERNING NEW JERSEY

New Jersey Municipal Securities

         The financial condition of the State of New Jersey (State), its public and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New Jersey Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is based on information obtained from New Jersey, certain of its authorities and certain other localities within the State, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New Jersey, and that there is no obligation on the part of New Jersey to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New Jersey.

Economic Factors

         New Jersey is the ninth largest state in population and the fifth smallest in land area. According to the United States Bureau of the Census and the Department of Labor, the population of New Jersey was 7,170,000 in 1970, 7,365,000 in 1980, 7,730,000 in 1990 and 8,414,350 in 2000. Historically, New
Jersey's average per capita income has been well above the national average, and in 2000 the State ranked third among the states in per capita personal income ($36,983).

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. The State's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices.

         While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total non-farm wage and salary employment, according to the U.S. Dept. of Labor, from a peak of 3.69 million in 1989 to a low of 3.46 million in 1992. This low has been followed by an employment gain, reaching 4.03 million in April 2001. The New Jersey Department of Labor reports that employment stood at 4.00 million in April 2003.

         The annual average jobless rate has fallen from 8.5 percent in 1992, to
5.1 percent in 1997, to 4.6 percent in 1998, reaching an estimated 4.5% in 1999. In March 2000, the State's unemployment rate reached a ten year low at 3.6%. In March 2003, the unemployment rate was 5.9%.

         The New Jersey Department of Labor reports that for March 2003, on a seasonally adjusted basis, private non-farm employment was down 0.16% to 3.38 million from March 2002.

         Conditions have slowly improved in the construction industry, where employment has risen since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and early 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive. Construction employment, after falling from 163,400 in 1987 to 110,200 in 1992, has recovered to a level of 165,700 in March 2003.

         In the manufacturing sector, employment losses have continued during the past fifteen years. Total manufacturing employment in New Jersey was 451,500 in 2001, 372,000 in March 2002, and 360.0 in March, 2003.

         Looking forward, the New Jersey Department of Labor projects that the State's non-farm employment growth will occur almost exclusively in the service industries, such as transportation, communications, utilities, wholesale and retail trade, financial services, insurance, real estate and public education. The State projects continuing slow decline in manufactured goods employment.

State Finances

         The State  operates on a fiscal year  beginning  July 1 and ending June
30. For example, "Fiscal Year 2003" refers to the State's fiscal year beginning July 1, 2003 and ending June 30, 2004.

         The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State are accounted for in the General Fund. Revenues received from taxes, most Federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The Appropriations Act provide the basic framework for the operation of the General Fund. Undesignated Fund Balances are available for appropriation in succeeding fiscal years. There have been positive Undesignated Fund Balances in the General Fund at the end of each year since the State Constitution was adopted in 1947.

         The estimates for Fiscal Year 2003 and Fiscal Year 2004 reflect the amounts contained in the Governor's Fiscal Year 2004 Budget Message delivered on February 4, 2003.

         General Fund beginning balances for Fiscal Years 2003 and 2004 are projected to be $292.3 million and $100.0 million, respectively. Total Undesignated Fund balances for Fiscal Years 2003 and 2004 are projected to be $292.3 million and $101.5 million, respectively.

Fiscal Years 2003 and 2004 State Revenue Estimates

         The current estimate of $23.2 billion in total fiscal 2003 revenue is $86 million less than when the Acting Governor certified revenues in June 2002.

         The three largest taxes, Gross Income, Sales and Use, and Corporation Business, account for 69% of total revenues and are expected to yield $14.94 billion.

         Sales and Use Tax. The Sales and Use Tax is estimated to generate $6.0 billion in fiscal 2003, virtually unchanged from the level collected last year, which included $89 million in net amnesty revenue. Adjusting for amnesty, the State anticipates a 2.0% base growth compared to the 4.9% rate originally projected. This is slightly weaker than the 2.9% base growth experienced in fiscal 2002. The estimate was lowered as the expected economic recovery stalled in the second half of 2002 as a result of new weakness in the financial markets, and rising consumer and business concern over geopolitical risks. Consumer confidence stabilized in the first quarter after declining significantly in 2001 and began improving in the second quarter before dropping 30 points between May and December 2002.

         The forecasted $6.29 billion for fiscal 2004 Sales Tax revenues is an increase of $289 million, or 4.8%, compared to revised fiscal 2003 revenue. This reflects an expectation of continued improvement in the underlying economic fundamentals during fiscal 2004. The favorable low-interest environment is expected to sustain consumer spending. Improved earnings and growth prospects are expected to encourage more business investment by mid-2003.

         Gross Income Tax. The Gross Income Tax (GIT) forecast for fiscal 2003 is revised down to $6.97 billion, a decrease of $332 million compared to the June 2002 certified revenue estimate. This represents a 1.6% base growth rather than the 6.5% anticipated in June 2002. Employer withholdings are expected to grow by about 1% in calendar year 2002. This is better than the 3% decline of 2001 but still weaker than anticipated in June. The delayed economic recovery in the second half of 2002 and continued uncertainty in the financial markets account for the decline.

         The fiscal 2004 forecast of $7.49 billion is an increase of $528 million, or 7.6%, over revised fiscal 2003 revenue. This is a reflection of the anticipated economic recovery by the second half of 2003 and continuation into 2004. New Jersey Total Income, which is the tax base, is expected to drop by 6.2% in calendar year 2001 after experiencing a record 10.8% growth in 2000. In calendar years 2002 and 2003, the tax base is projected to grow at 1.2% and 4.3%, respectively. Growth is projected to match the forecasted personal income growth rates of 4.5% to 4.8% in 2004 and beyond. This compares to a 1991-99 average annual growth of 5.4%. The amount of income on tax returns reporting over $100,000 in total income, which grew at an 18% average annual rate (1995-2000), fueled the GIT revenue growth since 1995. It is expected to decline by 11.1% in 2001 after spiking at 19.9% in 2000, and rebound to 1.2% growth in 2002 and stabilize in the 7% range beyond 2002 as the economy recovers.

         Corporation Business Tax. The Corporation Business Tax (CBT) is revised up by $152 million to $1.98 billion for fiscal 2003. This represents an 86.7% growth compared to the 72.3% anticipated in June.

         The fiscal 2004 CBT revenue forecast of $1.82 billion represents a decrease of $152 million (or 7.7%), compared with revised fiscal 2003 revenue. This assumes an underlying growth of 3.5% in gross payments and refund growth of 10% in fiscal 2004. It also adjusts for the onetime nature of several fiscal 2003 provisions including the retro-active element of the tax year 2002 reforms and the acceleration of the third estimated payment for 2003 for selected large taxpayers.

         General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

         Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the

Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised his plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. Under the State Constitution, no general appropriations law or other law appropriating money for any State purpose may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

                   ADDITIONAL INFORMATION CONCERNING NEW YORK

General

         New York State ("New York" or the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         New York economy suffered more than the nation as a whole during the recent recession, due to the September 11, 2001 devastation of downtown New York City and the importance of the finance and tourism industries to the State economy. Total State employment is expected to rise 0.7 percent in 2003, following a decline of 1.6 percent for 2002. Private sector employment is expected to rise 0.9 percent in 2003, following a decline of 2.1 percent for 2002. Bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market. On a calendar year basis, bonuses are estimated to have fallen 23.0 percent for 2002, followed by a 10.2 percent decline projected for 2003. In the aftermath of the bursting of the stock market bubble, it is expected that for the next two years bonuses in the finance and insurance sector will remain at about one-half of their 2001 peak level. Wages are expected to rise 2.3 percent in 2003, following a decline of 3.2 percent for 2002. Total State personal income is projected to increase 3.1 percent in 2003.

         The risks to the New York forecast are substantial. There are significant risks that could adversely affect the U.S. economic recovery or perhaps even derail it and put the nation back into recession. One of the risks is another terrorist attack, or series of attacks, that could lead to a steep decline in consumer confidence and spending, as well as a postponement of investment plans by businesses. Instability in the Middle East also carries the potential to affect consumer sentiment, business confidence, and oil prices. Financial sector activity also remains a large risk to the New York forecast. Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the State's economy.

Fiscal Year 2002-03

         In the revised 2002-03 Financial Plan dated February 28, 2003 (the "February Financial Plan"), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the 2002-03 fiscal year to reduce the imbalance to $1.7 billion.

To help close the remaining projected 2002-03 imbalance, improve the State's cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State's future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. Under the Governor's plan, the State would have received $1.9 billion in revenues from the sale in 2002-03, $1.9 billion in 2003-04, and $400 million in 2004-05.

         However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-03. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-04. After these actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion (including $710 million in the State's Tax Stabilization Reserve Fund - the "rainy day" reserve), $10 million above the February Financial Plan projection of $1.0 billion. The positive variance was due to slower-than-projected spending from the Community Projects Fund that supports legislative member items.

Fiscal Year 2003-04

         In connection with the February Financial Plan, the Division of the Budget ("DOB") projected revenues to be received in the 2003-04 fiscal year. On March 10, 2003, the Governor and legislative leaders reached consensus on the revenue forecast for 2002-03 and 2003-04 and it was agreed that the revenue estimates contained in the 2003-04 Executive Budget (as amended) and the economic forecast supporting the estimates were reasonable and would serve as the basis for budget deliberations. Such projections included the following:

         Personal income tax collections for 2003-04 were projected to reach $15.25 billion, a decrease of $1.93 billion (11.2 percent) from 2002-03 due largely to two factors: a $791 million increased Revenue Bond Tax Fund deposit; and a $1.29 billion lower contribution from the Refund Reserve account.

         User tax and fee receipts in 2003-04 were estimated to rise by $456 million, to $7.51 billion. This reflected the impact of $309 million in revenue gains from legislation proposed by the Governor. Adjusted for these proposals, the underlying growth rate was estimated at 2.1 percent. Growth in disposable income, combined with modest employment gains, produced a projected increase in the base of 4.3 percent for 2003-04.

         Business taxes in 2003-04 were projected to total $3.68 billion -- $160 million above 2002-03 estimates. Corporation and utility tax receipts in 2003-04 were projected to total $805 million, a decrease of $63 million from 2002-03. This decrease was primarily due to continued stagnation in telecommunications related receipts, and further rate reductions in the utility sector. Corporate franchise receipts were projected to increase by $56 million to $1.59 billion in 2003-04, resulting from improved corporate profitability, offset by the impact of enacted tax reductions.

         Bank taxes in 2003-04 were projected to be $468 million -- $19 million above estimates for 2002-03, reflecting a modest rebound in bank earnings. Net collections from insurance taxes were projected at $818 million, an increase of $148 million from 2002-03, due largely to the proposed law change restructuring the insurance tax.

         Miscellaneous receipts for 2003-04 were estimated at $3.54 billion, a decrease of $547 million from 2002-03. Tobacco proceeds were projected to remain flat at $1.90 billion. The decrease of $547 million in other miscellaneous receipts reflected the one-time nature of transactions that added to receipts in 2002-03.

         Estimated General Fund receipts for 2003-04 were projected at $38.19 billion, or $1.75 billion below 2002-03 estimates. After correcting for the Refund Reserve transaction, STAR and Revenue Bond Tax Fund (RBTF) deposits and the impact of tobacco proceeds, General Fund receipts were expected to decrease by $212 million, or less than 1 percent, from 2002-03 estimates. Adjusted total tax receipts were estimated to increase by $816 million or 2.4 percent including increases due to proposed revenue actions of over $500 million. In April, 2003, based on 2002-03 actual results, DOB reduced projected tax receipts by $150 million below the February Financial Plan projections. DOB also noted that the State Comptroller had recommended a level of pension costs for 2003-04 that would be approximately $100 million higher than the February Financial Plan estimates.

         On March 31, 2003, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2003-04 fiscal year. However, the State failed to take final action on all other Executive Budget recommendations by April 1,

2003, the start of the 2003-04 fiscal year. Interim budget legislation was enacted on and after March 31, 2003 that extended certain revenue-raising authority and made interim appropriations for State personal service costs, various grants to local governments, and other necessary items.

         On April 29, 2003, the State Legislature began to amend and enact various appropriations for the support of government. The Governor vetoed significant portions of these appropriations as amended by the Legislature. The Legislature overrode the Governor's vetoes.

         On May 1, 2003, DOB released a preliminary analysis of the 2003-04 budget provisions being adopted by the legislature. The analysis shows the preliminary multi-year financial plan impact of the Legislature's additions to the 2003-04 Executive Budget, assesses the value of the legislative resources proposed to finance these additions, and provides the resultant impact on the State's financial condition. The values presented in DOB's analysis are on a cash basis of accounting, and are based upon the information contained in the appropriation and related legislation as amended by the Legislature as of the date of the analysis. The following material is based on DOB's analysis and the information contained therein has not been independently verified. There can be no assurance that actual results will not differ materially and adversely from projections contained in DOB's analysis, or that the enacted Financial Plan for the 2003-04 fiscal year will not differ materially from the projections contained in DOB's analysis.

         DOB estimated the provisions enacted by the Legislature will generate $1.63 billion in additional revenue for 2003-04. Such provisions include an income tax surcharge, a sales tax rate increase and delaying certain payments until 2004-05. However, according to DOB, these revenues are offset by $2.4 billion in additional spending in various program areas.

         DOB's analysis showed the General Fund disbursements and transfers to other funds are projected to total $40.8 billion in 2003-04, an increase of $1.3 billion (3.3 percent) from the 2002-03 actual disbursements adjusted for temporary spending delays. The annual increase in spending is primarily the result of $2.6 billion in legislative adds and $100 million in new pension costs, offset by approximately $390 million made available by legislative action including the Legislature's proposal to roll Tuition Assistance and Medicaid program spending out of 2003-04 and into early 2004-05.

         General Fund cash flow estimates prepared by DOB show a closing cash balance of $240 million in June 2003 - $575 million below the opening General Fund balance for 2003-04. These low cash balances are projected by DOB to deteriorate further in 2004-05 because of large outyear deficits produced by the Legislature's spending and revenue plan, and because of the one-time cash rolls. DOB predicted that it is likely that potentially significant negative cash balances will occur periodically in 2003-2004. As a result, DOB predicted that it is likely the State will have to delay payments or take other actions to ensure sufficient funds are available to pay its bills.

         According to DOB, the Legislature's budget changes do not fund over $1.6 billion in new costs in the next three years that have arisen since introduction of the Executive Budget in January. In addition, it adds $10.4 billion in spending over the next three years, but identifies only $4.4 billion in new resources to pay for these costs. As a result, according to DOB, the current year has a potential $1.5 billion budget shortfall, and the outyear gaps increase to $5.3 billion in 2004-05 and $7.7 billion in 2005-06. The Legislature believes the that the 2003-04 budget is balanced.

State Debt

         As of March 31, 2002, the total amount of outstanding general obligation debt was $4.1 billion. The amount of general obligation bonds and bond anticipation notes issued in the 1999-98 through 2001-02 fiscal years (excluding bonds issued to redeem bond anticipation notes and refunding bonds) were $208 million, $219 million, and $211 million, respectively. The State has not yet released information with respect to the actual issuance of State debt during fiscal year 2002-03.

Authorities and Localities

         Metropolitan Transportation Authority ("MTA"). On October 9, 2002, MTA announced plans to effect a corporate restructuring to create five distinct companies under MTA's governance: MTA Subways, MTA Bus, MTA Rail, MTA Bridges and Tunnels, and MTA Capital. This corporate restructuring along business lines is designed to streamline administrative functions and provide each entity with a single transportation focus. The initiative, certain portions of which require legislation to accomplish, is expected to be implemented over a two year time frame dating from the announcement, and will be in compliance with all applicable provisions of the resolutions and laws under which MTA and the Triborough Bridge and Tunnel Authority ("TBTA") issue bonds, notes and other obligations.

         In March 2003, the MTA Board adopted a financial plan for the years 2003 and 2004. The plan includes fare increases and fare policy changes that became effective on May 4, 2003. MTA projects, based on its historical experience with fare increases, that, as a result of such fare increases and independent of other factors that could impact ridership positively or negatively, ridership is expected to decline by approximately 4% during 2003.

         The 2003-2004 Financial Plan is based on a number of assumptions including implementation of the fare and toll increases and cost reductions maintenance of assumed ridership levels on MTA's Transit and Commuter Systems and traffic volumes on TBTA's Facilities and receipt of certain operating and capital assistance from other governmental entities. While MTA believes that its assumptions regarding fare and toll increases, budget cuts, ridership levels, traffic volumes and capital operating assistance are reasonable, there can be no assurance that all cost reductions can be achieved in the amounts and at the times required, that general economic or employment conditions that were adversely affected by the terrorist attack on WTC or weather-related events will not adversely affect ridership levels, traffic volumes or operating costs or that operating and capital assistance will be received in the amounts and at the times required.

         On April 30, 2003, the New York Public Interest Research Group Straphangers Campaign, Inc. filed an action in the Supreme Court of the State of New York for New York County against the MTA and the Transit Authority, seeking among other things, an order of the court preventing the MTA and Transit Authority from implementing the transit fare increase. On May 14, the State Supreme Court ordered the MTA to roll back fares to their previous levels within two weeks of the date of the court order. The MTA has appealed the State Supreme Court's decision.

         New York City. The fiscal health of the State may also be affected by the fiscal health of the City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

         The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

         In the 2000-2001 and 2001-2002 fiscal years (ending June 30), the City's General Fund had operating surpluses of $2.9 billion and $682 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.

         The June 2002 financial plan included gap-closing actions of $4.8 billion that balance the 2002-2003 budget. The 2002-2003 gap-closing program included resources from agency actions and actions to be taken by the federal and State governments and the municipal unions. The 2002-2003 budget also includes $1.5 billion in bond proceeds from the TFA to mitigate a portion of the lost tax revenues related to the attack on the World Trade Center on September 11, 2001.

         The State's Update to the 2002-03 Annual Information Statement dated February 3, 2003 indicates the City released a modification to its four-year financial plan on January 28, 2003, which incorporates changes since the June 2002 financial plan. Compared to the June Plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflect other revised forecasts, such as significantly higher pension costs. The modification also reflects the implementation of an 18.49 percent property tax increase as well as agency actions to reduce planned spending and increase revenues that were included in the November modification.

         The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in fiscal year 2002-2003 and $3.4 billion in fiscal year 2003-2004. The modification includes further reductions in planned agency spending, revenue increases, and City proposals that require approval by the State ($1.7 billion) and federal governments ($850 million) and the municipal unions ($600 million). The gap-closing program also assumes a $600 million retroactive payment and an ongoing $92 million payment from the Port Authority of New York and New Jersey for airport leases. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining and assumes that the Governor's Executive Budget will not reduce the level of State aid assumed in the financial plan.

Litigation

         New York is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following: Campaign for Fiscal Equity, Inc., et al. v. State, et al., where plaintiffs claim that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution; Oneida Indian Nation of New York, where the plaintiff claims that a 250,000 acre area in Madison and Oneida counties was illegally sold to the State in 1795; and Cayuga Indian Nation of New York where the federal District Court granted plaintiffs $211 million in prejudgment interest on 64,000 acres held to be illegally sold to the State in 1795.

                 ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA

         The financial condition of the Commonwealth of Pennsylvania (the "Commonwealth"), its public authorities and its local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Pennsylvania Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors that may affect the financial situation in Pennsylvania and is based on information obtained from Pennsylvania, certain of its public authorities and certain other localities within the Commonwealth as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers might be unrelated to the creditworthiness of Pennsylvania. There is no obligation on the part of Pennsylvania to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by Pennsylvania.

General

         The  Commonwealth  of  Pennsylvania,  the sixth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for many major corporations. Pennsylvania's average annual unemployment rate for each year since 1986 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for February 2003 was 6.2% and for the United States for February 2003 was 5.8%. The population of Pennsylvania, 12.28 million people in 2001 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.85 million. Per capita income in Pennsylvania for 2001 of $30,720 was higher than the per capita income of the United States of $30,472. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1999, June 30, 2000 and June 30, 2001 with positive fund balances of $2,863 million, $4,264 million and $4,485 million, respectively. The unaudited general fund balance at June 30, 2002 decreased to 3,000 million.

         At the midpoint of fiscal year 2003, economic growth in the nation and the Commonwealth had not achieved the projections used to estimate fiscal year 2003 revenues. Forecasts for the national economy expect slower economic growth rates for the balance of fiscal year 2003 than was used for fiscal year 2003 revenue estimates. Responding to the slower than anticipated growth in the national and Commonwealth economy, the Governor directed that $270 million of fiscal year 2003 General Fund appropriations from Commonwealth revenues be placed in budgetary reserve and be unavailable for encumbrance or expenditure. The Governor also proposed that the General Assembly approve the transfer of $50 million from the Budget Stabilization Reserve Fund to the General Fund as a partial offset of revenue shortfalls. Achieving the financial results budgeted for fiscal year 2003 may be adversely affected by a number of trends and events, including developments in the national and state economy and adverse developments in industries accounting for significant employment and economic production in the Commonwealth.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $6,059.3 million at June 30, 2002. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At January 1, 2003, all outstanding general obligation bonds of the Commonwealth were rated AA by S&P and Aa2 by Moody's (see Part 2 of this SAI). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2007, the Commonwealth has projected that it will issue notes and bonds totaling $2,644 million and retire bonded debt in the principal amount of $2,629.2 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 2002, the combined total debt outstanding for all these agencies was $13,821.3 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency
(PHFA), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt (i.e., that approved by the voters) is unlimited. In addition, local
government  units  and  municipal  and  other   authorities  may  issue  revenue
obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, Unisys Corporation v. Commonwealth involves a challenge on constitutional and statutory grounds to the statutory three-factor apportionment formula used for the apportionment of capital stock value in the franchise tax. Northbrook Life Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to the Commonwealth's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

Other Factors

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligors, depending upon the Pennsylvania Municipal Money Market Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligors of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems that impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying non-government obligor, such as a project occupant or provider of credit or liquidity support.

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for
               Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v)  Federal National Mortgage Association; and

         (vi)  Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted

Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

         The Fund may be subject to risks  associated  with  obligations  of the

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                 5.00%
Second 12-month period following the month of purchase                 4.00%
Third 12-month period following the month of purchase                  3.00%
Fourth 12-month period following the month of purchase                 3.00%
Fifth 12-month period following the month of purchase                  2.00%
Sixth 12-month period following the month of purchase                  1.00%
Thereafter                                                             0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                    CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%
Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P. or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker -dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.




Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                            Current Maximum
                                        Class           12b-1 Fees Allowed Under
                                                               the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(d)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(e)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(f)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(g)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(h)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c)                   Currently   limited   to  0.05%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d)                   Currently   limited   to  0.25%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e)                   Currently   limited   to  0.10%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                  Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately

0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen  Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for    all    amounts     over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

** Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000. EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S.
domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended January 31, 2003, the Executive Committee held twelve committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC.

Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended January 31, 2003, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended January 31, 2003, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
Charles A. Austin III                                Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                            Trustee        1991      Corp. (fitness-wellness centers);                108               None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President, Oldways
                                                     Preservation  and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former  Managing
                                                     Partner,  Roscommon Capital Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             108               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Leroy Keith, Jr.        Trustee        1983      Partner, Stonington Partners, Inc.               108           Trustee,
                                                     (private investment firm); Trustee of                          Phoenix Series
                                                     Phoenix Series Fund, Phoenix                                   Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix Big                      Multi-Portfolio
                                                     Edge Series Fund; Former Chairman of the                       Fund, and The
                                                     Board and Chief Executive Officer, Carson                      Phoenix Big
                                                     Products Company (manufacturing); Former                       Edge Series
                                                     Director of Phoenix Total Return Fund and                      Fund
                                                     Equifax, Inc. (worldwide information
                                                     management); Former President, Morehouse
                                                     College; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor Funds
                                                     and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI STEEL Co. - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               108               None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------






-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit                                  Director, Mentor Income Fund, Inc.;
DOB: 8/26/1955              Trustee        1984      Former Trustee, Mentor Funds and Cash            108               None
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President, Richardson, Runden & Company
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
David M. Richardson                                  Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                            Trustee        1982      International, Inc. (executive                   108               None
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Russell A. Salton,      Trustee        1984      President/CEO, AccessOne MedCard;                108               None
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former Medical
                                                     Director, U.S. Health Care/Aetna Health
                                                     Services; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor Funds
                                                     and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Attorney, Law Offices of Michael S.
Michael S. Scofield                                  Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                            Trustee        1984      Mentor Funds and Cash Resource Trust.            108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent Consultant; Director, Trust
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
Richard J. Shima                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Director, Mentor Income Fund,             108               None
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Member and Former President, North
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
Richard K. Wagoner,                                  Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees of the
                           Trustee         1999      Evergreen funds; Former Member, New              108               None
                                                     York Stock Exchange; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III *  None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000


============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.

**   In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust      Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                  President               President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel
200 Berkeley Street               Treasurer               Senior Vice President, Evergreen Investment Services, Inc.
Boston, MA 02116                                          and Treasurer, Vestaur Securities, Inc.; former Senior
DOB: 12/25/1963                                           Manager, KPMG LLP.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt                   Vice  President and     Vice  President,  Tax,  BISYS Fund Services;
BISYS                             Assistant  Treasurer    former  Assistant Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National   Bank;   former  Senior   Tax Consulting/Acting
Columbus, OH                                              Manager, Investment Companies  Group, PricewaterhouseCoopers
43219-8001                                                LLP, New York.
DOB: 6/6/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965

-------------------------------- ------------------------ -------------------------------------------------------------


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by

Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit

Number    Description                                            Location
-------   -----------                                            -----------

(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 13
                                                                 Filed on April 12, 2001

(c)       Provisions  of  instruments   defining  the  rights    Included as part of Exhibit a and b above
          of holders  of the  securities  being registered
          are contained in the Declaration  of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI, VII,
          VIII and By-laws Articles II, III and VIII.

(d)       Investment Advisory and Management Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Investment        Post-Effective  Amendment No. 15
          Management Company, LLC                                Filed on June 25, 2001

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to Registrant's
          Agreement between the Registrant and Evergreen         Post-Effective  Amendment No. 15
          Distributor, Inc.                                      Filed on June 25, 2001

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.                                                   Filed on June 25, 2001

(e)(4)    Specimen of Dealer Agreement used by Evergreen         Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(e)(5)    Class S Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.                                                   Filed on June 25, 2001

(e)(6)    Class S1 Principal Underwriting Agreement              Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc. (Money Market, Municipal &                        Filed on June 25, 2001
          U.s. Government Funds)

(f)       Deferred Compensation Plan                             Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 13
                                                                 Filed on April 12, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Registrant's
          and State Street Bank and Trust Company                Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          (California & U.S. Government Funds)                   Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(g)(3)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          (New York Municipal Money Market Fund)                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to Registrant's
          Investment Services, Inc. and the Registrant           Post-Effective  Amendment No. 18
                                                                 Filed on May 31, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Registrant's
          Registrant and Evergreen Service Company, LLC          Post-Effective  Amendment No. 18
                                                                 Filed on May 31, 2002

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          (California & U.S. Government Money Market Funds)      Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(h)(4)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          (New York Fund)                                        Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(j)       Consent of KPMG LLP                                    Contained herein

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(3)    12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(4)    12b-1 Distribution Plan for Class S                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(5)    12b-1 Distribution Plan for Class S1 (Money Market,    Incorporated by reference to Registrant's
          Municipal & U.S. Government Funds)                     Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 18
                                                                 Filed on May 31, 2002

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 18
                                                                 Filed on May 31, 2002



Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors is contained in the Evergreen Investment Management Company, LLC (EIMC) Investment Advisory and Management Agreement between EIMC and the Registrant.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Chief Executive Officer and
                                   Director, Wachovia Corporation and Wachovia
                                   Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and Chief
                                   Financial Officer, Wachovia Corporation and
                                   Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Stamper Capital & Investment, Inc. is incorporated by reference to the Form ADV (File No. 801-49465) of Stamper Capital & Investments, Inc.

Item 27.       Principal Underwriter.

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

         Wachovia Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of May, 2003.

                                        EVERGREEN MONEY MARKET TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of May, 2003.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Leroy Keith, Jr.              /s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD
------------------------------    -----------------------------    -------------------------------
Leroy Keith, Jr.*                 Gerald M. McDonnell*              Russell A. Salton, III MD*
Trustee                           Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Michael S. Scofield*              David M. Richardson*             Richard K. Wagoner*
Chairman of the Board             Trustee                          Trustee
and Trustee

 /s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Lloyd Lipsett

-------------------------------
Lloyd Lipsett
Attorney-in-Fact

*Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
-------   -------------------------------
(j)       Consent of KPMG LLP

                       CONSENT OF INDEPENDENT AUDITORS

Board of Trustees and Shareholders
Evergreen Money Market Trust

We consent to the use of our reports, dated March 7, 2003, for Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, and, Evergreen US Government Money Market Fund, portfolios of Evergreen Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.

                                       /s/ KPMG LLP


Boston, Massachusetts
May 28, 2003

                                            May 28, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Money Market Trust (the "Trust")
               Post-Effective Amendment No. 19 to Registration Statement No. 333-42181/811-08555

Ladies and Gentlemen:

         On behalf of the Evergreen Money Market Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) bringing the Funds' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3433.

                                                 Sincerely yours,

                                                 /s/ Lloyd Lipsett

                                                 Lloyd Lipsett

Enclosure